united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 6/30/19

Item 1. Reports to Stockholders.

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX
Class Y – SDRYX

Swan Defined Risk Emerging Markets Fund
Class A – SDFAX
Class C – SDFCX
Class I – SDFIX
Class Y – SDFYX

Swan Defined Risk Foreign Developed Fund
Class A – SDJAX
Class C – SDJCX
Class I – SDJIX
Class Y – SDJYX

Swan Defined Risk Growth Fund
Class A – SDAAX
Class C – SDACX
Class I – SDAIX
Class Y – SDAYX

Swan Defined Risk U.S. Small Cap Fund
Class A – SDCAX
Class C – SDCCX
Class I – SDCIX
Class Y – SDCYX

Annual Report
June 30, 2019

1-877-896-2590
www.swandefinedriskfunds.com
Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.swandefinedriskfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Swan Defined Risk Fund
Swan Defined Risk Emerging Markets Fund
Swan Defined Risk Foreign Developed Fund
Swan Defined Risk Growth Fund
Swan Defined Risk U.S. Small Cap Fund

SHAREHOLDER LETTER

June 30, 2019

Fiscal Year Annual Review

Dear Shareholders,

The flagship Swan Defined Risk Fund Class I Institutional (SDRIX) shares returned 1.96% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2019. Comparatively, the benchmark S&P 500 Total Return Index1 rose 10.42% over the same time frame. This result was substantially below our investment objective of capturing approximately 50% of the upside performance in the benchmark. There were a few key determinants that caused this outcome. First, the equally-weighted Select Sector SPDR ETF positions (financial and real estate considered one sector) held in the SDRIX core equity portfolio trailed the cap-weighted S&P 500 index by approximately 1.59%. This was mostly due to the outperformance in the technology (XLK) sector, which comprises 21% of the cap-weighted S&P 500 index, vs 10% equal weight in the SDRIX portfolio. The second factor behind the underperformance of the SDRIX portfolio vs the benchmark was a 4.42% decrease in the value of the hedge (long SPX LEAPS put options). This cost of carry was in-line with our expectations given the magnitude of the increase in the S&P 500 index. Overall, the hedged equity (eleven Select Sector SPDR ETFs + SPX LEAPS put options) component of the SDRIX portfolio returned 2.66% for the fiscal year ended June 30, 2019. The performance of the options income portfolio component was slightly negative, with a 0.70% loss for the fiscal year ended June 30, 2019. Options income was negatively impacted by the sharp increase in market volatility during the fourth calendar

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

quarter of 2018. The fund distributed a share dividend of $0.117 per share on December 21, 2018. This distribution originated from dividend income received from the 11 Select Sector Spider ETFs held in the fund over the prior year.

The Swan Defined Risk Emerging Markets Fund Class I Institutional (SDFIX) shares returned -1.47% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2019. In comparison, the benchmark MSCI Emerging Markets (Gross) Index returned 1.61% over the same time frame. This performance was below our expectation for capturing 50% of the upside performance in the benchmark and was due to a slight drag from the portfolio hedge and a modest loss in options income. The hedged equity component of the SDFIX portfolio (EEM and IEMG ETFs + EEM LEAPS put options) declined 0.60% during the prior fiscal year. The hedge component (EEM LEAPS put options) decreased 0.21% amid a modest increase in the portfolio ETF holdings. The options income component of the SDFIX portfolio returned -0.87% during the fiscal year ended June 30, 2019. The negative return for options income was mostly attributable to heightened volatility in EEM over the past fiscal year. The fund distributed a share dividend of $0.059 per share on December 21, 2018. This distribution originated from dividend income received from the 2 ETFs (EEM and IEMG) held in the fund over the prior year.

The Swan Defined Risk Foreign Developed Fund Class I Institutional (SDJIX) shares returned -0.71% net-of-fees (includes reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2019. In comparison, the MSCI EAFE (Gross) Index (EAFE – Europe, Australia, Far East) returned 1.60% over the same time frame. This performance was below our expectation for capturing 50% of the upside performance in the benchmark. This result was primarily due to a modest loss in options income. The hedged equity component of the SDJIX portfolio (EFA ETF + EFA LEAPS put options) returned 0.45% during the fiscal year ended June 30, 2019. The hedge component (EFA LEAPS put options) contributed 0.72% to the portfolio, stemming from gains realized during the re-hedge in December 2018. The options income component of the SDJIX portfolio returned -1.16% during the fiscal year ended June 30, 2019. The loss in options income was primarily attributable to the sustained drop in the underlying EFA during the 4th calendar quarter of 2018. Finally, the fund distributed a share dividend of $0.117 on December 21, 2018. This distribution originated from dividend income received from the EFA ETF held in the fund over the prior year.

The Swan Defined Risk U.S. Small Cap Fund Class I Institutional (SDCIX) shares returned -3.53% net-of-fees (includes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2019. In comparison, the Russell 2000 Total Return Index returned -3.31% over the same time frame. This performance was within expectations for a small downward move in the underlying RUT index. The hedged equity component of the SDCIX portfolio (IWM ETF + RUT LEAPS put options) decreased 2.10% during the fiscal year ended June 30, 2019. The hedge component (RUT LEAPS put options) contributed 2.22% to the portfolio, stemming from gains realized during the re-hedge in December 2018. The options income component of the SDCIX portfolio returned -1.43% for the fiscal year ended June 30, 2019. Options income was negatively impacted by the sustained downturn in the RUT index during the 4th calendar quarter of 2018.

The Swan Defined Risk Growth Fund Class I Institutional (SDAIX) shares returned 13.80% net-of-fees (includes the reinvestment of dividends and capital gains) for the six months since the fund’s inception on December 27, 2018. In comparison, the benchmark S&P 500 Total Return Index2 rose 18.54% over the same six-month period ended June 30, 2019. We were pleased with this performance that yielded a 76% upside capture ratio relative to the benchmark. The hedged equity component of the SDAIX portfolio (IVV ETF + SPX LEAPS put options) returned 13.99% for the six months ended June 30, 2019. The hedge component (SPX LEAPS put options) decreased 4.48%, stemming from the healthy gain in the S&P 500 index. The options income component of the SDAIX was flat, with a return of 0.15%. Options income was held up by the market’s sustained upswing during the first six months of calendar year 2019.

Strategy

The fundamental investment objective of the Defined Risk strategy is to deliver consistent, tax efficient returns over a full market cycle with a simple, three-step process. First, we purchase and hold an ETF or basket of ETFs that represent a broad range of stocks to ensure diversification. Second, we hedge the notional value of the ETFs through the purchase of corresponding LEAPS put options.3 At certain times, we may even buy additional shorter-term puts to supplement the long-term LEAPs put options. We allocate up to 10% of the portfolio to the combined hedge at the time of initial purchase. Finally, we proportionally write shorter-term options premium against the long ETFs and LEAPS puts in an effort to mitigate the cost of carry associated with

[2]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

[3]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

the hedge. Premiums received from writing short-term options represent income-type positions that are designed to take advantage of risk premia4 and time decay. We believe a smoother ride with lower volatility and greater absolute downside risk management can help investors to stay the course towards reaching their long-term investment goals.

Swan has managed this strategy for over 20 years as a way of addressing the systematic market risk posed by the occasional but inevitable bear market. We combine tax-efficient, low-cost exposure to the broad equity markets with long-dated put options that manage risk against major market downturns. Although our strategy can be vulnerable to short-term episodes such as the fourth quarter 2018 market drawdown, the strategy has been highly effective in mitigating risk against cyclical bear markets with a sustained drop of 18% or greater. We have taken measures to address this localized event risk by buying shorter term risk mitigation and dialing back risk in selling short-term options premium. Most investors try to manage risk with timing and diversification. However, consistently timing the unknown is very difficult and you can’t diversify market risk away. Therefore, we choose to keep market timing to a minimum and directly attack market risk by including assets that have an inverse correlation to the markets – long put options. In the Swan Defined Risk Fund, we maintain an equity portfolio that equally weights eleven sectors of the S&P 500 through the Select SPDR ETFs, which we rebalance regularly. In the long-term, our experience has shown that an equal-weight sector strategy has outperformed a cap-weighted because it forces you to continually buy low and sell high. Also, we avoid the risk of actively trying to pick winning stocks or sectors. As we have experienced in the prior two years, the equal-weight strategy has underperformed, but at some point, the momentum will run out. For the other four funds in the Swan Fund Family, we buy one or two ETF securities that directly relates to the related strategy (i.e., IWM for Swan U.S. Small Cap).

In short, our goal at Swan is to provide investors with a proven solution to managing non-diversifiable market risk across all asset classes, which provides Swan DRS investors a superior investment experience. We take a long-term view and define success as greater absolute and risk-adjusted returns over a full market cycle (i.e., a bull and bear market).

Outlook

Looking ahead, it appears that equity markets are priced to perfection despite some known risks which may materialize in the near future. These include rising trade protectionism around the world, slowing global economic growth and an increasing probability of a hard Brexit in late October 2019. With U.S. company earnings overall flat from a year ago, the current earnings multiple expansion is being driven primarily by the

[4]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

Federal Reserve’s return to monetary policy accommodation. This policy reversal from January 2019 appears to be in response to plunging bond yields in developed markets outside the U.S, an inverted U.S. Treasury yield curve and strong, persistent encouragement from the White House’s current occupant. Given these crosscurrents and prevailing uncertainties, investors need a strategy to handle both upside and especially downside scenarios. Therefore, we believe this is an opportune time to consider hedged equity, particularly the Swan Family of Funds that can diversify risk by category (Swan Defined Risk Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund) and geography (Swan Defined Risk Emerging Markets Fund and Swan Defined Risk Foreign Developed Fund), as a substantive portion of an investor’s portfolio.

We appreciate your trust and confidence in our mutual funds and look forward to our next communication with our shareholders. We are working diligently toward our primary objectives of managing risks to investment capital and seeking better than average returns in the hedged equity fund class.

6769-NLD-08/09/2019

Best Regards,

Randy Swan

President

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, as compared to its benchmarks:

		Annualized	Annualized	Annualized
	One Year	Five Year	Since Inception (a)	Since Inception (b)	Since Inception (c)
Swan Defined Risk Fund - Class A	1.67%	2.46%	4.36%	N/A	N/A
Swan Defined Risk Fund - Class A with Load	(3.94)%	1.31%	3.51%	N/A	N/A
Swan Defined Risk Fund - Class C	0.96%	1.71%	N/A	3.50%	N/A
Swan Defined Risk Fund - Class I	1.96%	2.73%	4.63%	N/A	N/A
Swan Defined Risk Fund - Class Y	N/A	N/A	N/A	N/A	9.53%
S&P 500 Total Return Index (d)	10.42%	10.71%	13.86%	13.39%	19.43%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (e)	7.87%	2.95%	2.46%	2.54%	6.42%
Swan Defined Risk Fund Blended Index (f)	9.87%	7.75%	9.35%	9.11%	14.27%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 14, 2018 are 1.52%, 2.27% and 1.27% for the Class A, C and I shares respectively. The total operating expenses before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018, is 1.27%, for the Class Y shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 14, 2019, to ensure that Total Annual Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commission, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.01% of average daily net assets attributable to Class Y shares. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	Inception date for Class Y is December 27, 2018.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(f)	The Swan Defined Risk Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2019
Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.3%
Purchased Put Options	6.7%
Short-Term Investments	2.4%
Purchased Call Options	1.6%
Put Options Written	(1.5)%
Call Options Written	(2.3)%
Liabilities in Excess of other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Emerging Markets Fund - Class A	(1.72)%	0.87%	N/A
Swan Defined Risk Emerging Markets Fund - Class A with Load	(7.16)%	(0.38)%	N/A
Swan Defined Risk Emerging Markets Fund - Class C	(2.44)%	0.14%	N/A
Swan Defined Risk Emerging Markets Fund - Class I	(1.47)%	1.10%	N/A
Swan Defined Risk Emerging Markets Fund - Class Y	N/A	N/A	3.76%
MSCI Emerging Markets Index (c)	1.61%	5.08%	12.33%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	7.87%	2.86%	6.42%
Swan Defined Risk Emerging Markets Fund Blended Index (e)	2.58%	2.79%	9.21%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated December 14, 2018 are 2.30%, 3.05% and 2.05% for the Class A, C and I shares, respectively. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018, is 2.05% for Class Y shares. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 14, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40% and 1.01% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 30, 2014.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Emerging Markets Fund Blended Index is a composite of 60% MSCI Emerging Markets Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2019
Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	92.6%
Purchased Put Options	7.1%
Short-Term Investments	1.7%
Purchased Call Options	0.9%
Put Options Written	(1.0)%
Call Options Written	(1.9)%
Other Assets in Excess of Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Foreign Developed Fund - Class A	(0.91)%	2.18%	N/A
Swan Defined Risk Foreign Developed Fund - Class A with Load	(6.39)%	0.55%	N/A
Swan Defined Risk Foreign Developed Fund - Class C	(1.69)%	1.43%	N/A
Swan Defined Risk Foreign Developed Fund - Class I	(0.71)%	2.43%	N/A
Swan Defined Risk Foreign Developed Fund - Class Y	N/A	N/A	6.54%
MSCI EAFE Index (c)	1.60%	6.67%	16.71%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	7.87%	3.57%	6.42%
Swan Defined Risk Foreign Developed Fund Blended Index (e)	4.35%	5.61%	12.59%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated December 14, 2018 are 2.26%, 3.01% and 2.01% for the Class A, C and I shares, respectively. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018, is 2.01% for Class Y shares. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 14, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk Foreign Developed Fund Blended Index is a composite of 60% MSCI EAFE Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2019
Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.8%
Purchased Put Options	5.1%
Short-Term Investments	2.1%
Purchased Call Options	0.9%
Put Options Written	(0.9)%
Call Options Written	(1.5)%
Other Assets in Excess of Liabilities	0.5%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK GROWTH FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, as compared to its benchmarks:

Since Inception (a)
Swan Defined Risk Growth Fund - Class A	13.80%
Swan Defined Risk Growth Fund - Class A with Load	7.56%
Swan Defined Risk Growth Fund - Class C	13.80%
Swan Defined Risk Growth Fund - Class I	13.80%
Swan Defined Risk Growth Fund - Class Y	14.00%
S&P 500 Total Return Index (b)	19.43%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (c)	6.42%
Swan Defined Risk Growth Fund Blended Index (d)	14.27%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated December 14, 2018 are 2.12%, 2.87% and 1.87% for the Class A, C and I shares, respectively. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018, is 1.87% for class Y shares. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until October 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 27, 2018.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Swan Defined Risk Growth Fund Blended Index is a composite of 60% S&P 500 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2019
Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	84.3%
Short-Term Investments	9.6%
Purchased Call Options	6.4%
Purchased Put Options	4.8%
Put Options Written	(0.7)%
Call Options Written	(4.0)%
Liabilities in Excess of other Assets	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND

PORTFOLIO REVIEW (Unaudited)

June 30, 2019

The Fund’s performance figures* for the periods ended June 30, 2019, as compared to its benchmarks:

		Annualized
	One Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk U.S. Small Cap Fund - Class A	(3.79)%	5.24%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(9.08)%	3.55%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class C	(4.52)%	4.47%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class I	(3.53)%	5.49%	N/A
Swan Defined Risk U.S. Small Cap Fund - Class Y	N/A	N/A	10.68%
Russell 2000 Total Return Index (c)	(3.31)%	10.47%	18.53%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (d)	7.87%	3.57%	6.42%
Swan Defined Risk U.S. Small Cap Fund Blended Index (e)	1.77%	8.08%	13.86%

Comparision of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated December 14, 2018 are 2.12%, 2.87% and 1.87% for the Class A, C and I shares, respectively. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table of the Fund’s prospectus dated November 2, 2018 as supplemented December 14, 2018, is 1.87%, for class Y shares. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until December 14, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.65%, 2.40%, 1.40%, and 1.02% of average daily net assets attributable to Class A, Class C, Class I, and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits or the expense limits in place at the time of recoupment, whichever is less. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A, C and I is December 29, 2015.

(b)	Inception date for Class Y is December 27, 2018.

(c)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(d)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities between one and ten years. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(e)	The Swan Defined Risk U.S. Small Cap Fund Blended Index is a composite of 60% Russell 2000 Total Return Index and 40% Bloomberg Barclays Capital U.S. Aggregate Bond Index.

Portfolio Composition as of June 30, 2019
Holdings by Asset Type	% of Net Assets
Exchange-Traded Funds	93.8%
Purchased Put Options	5.6%
Short-Term Investments	1.2%
Purchased Call Options	0.9%
Put Options Written	(0.8)%
Call Options Written	(1.5)%
Other Assets in Excess of Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed listing of the Fund’s holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 93.3%
	EQUITY FUNDS - 93.3%
3,885,427	Communication Services Select Sector SPDR Fund	$191,240,717
1,621,783	Consumer Discretionary Select Sector SPDR Fund ^	193,316,534
3,351,641	Consumer Staples Select Sector SPDR Fund ^	194,629,793
2,892,020	Energy Select Sector SPDR Fund ^	184,250,594
5,626,923	Financial Select Sector SPDR Fund ^	155,303,075
2,016,495	Health Care Select Sector SPDR Fund ^	186,808,097
2,504,011	Industrial Select Sector SPDR Fund ^	193,860,532
3,461,912	Materials Select Sector SPDR Fund ^	202,521,852
1,010,060	Real Estate Select Sector SPDR Fund ^	37,139,906
2,507,156	Technology Select Sector SPDR Fund ^	195,658,454
3,236,696	Utilities Select Sector SPDR Fund ^	193,004,182
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,382,065,951)	1,927,733,736

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 8.3%
	PURCHASED CALL OPTIONS - 1.6%
1,626	S&P 500 Index +	7/12/2019	$3,140	$510,564,000	$44,715
1,624	S&P 500 Index +	7/12/2019	3,150	511,560,000	40,600
784	S&P 500 Index +	7/19/2019	2,840	222,656,000	8,925,840
784	S&P 500 Index +	7/19/2019	2,890	226,576,000	5,664,400
250	S&P 500 Index +	11/15/2019	2,850	71,250,000	4,172,500
250	S&P 500 Index +	11/15/2019	3,050	76,250,000	1,171,250
749	S&P 500 Index +	12/31/2019	2,875	215,337,500	12,358,500
749	S&P 500 Index +	12/31/2019	3,175	237,807,500	1,610,350
	TOTAL CALL OPTIONS PURCHASED (Cost - $20,442,566)				33,988,155

	PURCHASED PUT OPTIONS - 6.7%
1,802	S&P 500 Index +	7/19/2019	2,325	418,965,000	58,565
1,583	S&P 500 Index +	8/16/2019	2,835	448,780,500	4,361,165
1,504	S&P 500 Index +	9/20/2019	2,575	387,280,000	1,955,200
1,408	S&P 500 Index +	9/30/2019	2,250	316,800,000	506,880
1,408	S&P 500 Index +	9/30/2019	2,650	373,120,000	3,006,080
1,063	S&P 500 Index +	12/31/2019	2,475	263,092,500	2,795,690
1,572	S&P 500 Index +	12/31/2019	2,850	448,020,000	13,762,860
1,063	S&P 500 Index +	12/31/2019	3,025	321,557,500	16,152,285
3,030	S&P 500 Index +	12/18/2020	2,500	757,500,000	28,588,050
799	S&P 500 Index +	12/18/2020	2,800	223,720,000	13,503,100
2,863	S&P 500 Index +	12/18/2020	2,850	815,955,000	53,037,075
	TOTAL PUT OPTIONS PURCHASED (Cost - $232,609,016)				137,726,950

	TOTAL PURCHASED OPTIONS (Cost - $253,051,582)				171,715,105

Shares
	SHORT-TERM INVESTMENTS - 2.4%
	MONEY MARKET FUNDS - 2.4%
23,780,831	Dreyfus Treasury Cash Management - Institutional Class, 2.21% **	23,780,831
25,520,501	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.93% ^ **	25,520,501
	TOTAL SHORT TERM INVESTMENTS (Cost - $49,301,332)	49,301,332

	TOTAL INVESTMENTS - 104.0% (Cost - $1,684,418,865)	$2,148,750,173
	CALL OPTIONS WRITTEN - (2.3)% (Proceeds - $41,210,508)	(48,447,960)
	PUT OPTIONS WRITTEN - (1.5)% (Proceeds - $63,530,403)	(30,005,070)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(3,353,451)
	NET ASSETS - 100.0%	$2,066,943,692

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (3.8)%
	CALL OPTIONS WRITTEN - (2.3)%
1,568	S&P 500 Index +	7/19/2019	$2,865	$449,232,000	$14,496,160
6,566	S&P 500 Index +	9/20/2019	3,060	2,009,196,000	14,445,200
1,626	S&P 500 Index +	9/20/2019	3,105	504,873,000	1,861,770
1,624	S&P 500 Index +	9/20/2019	3,115	505,876,000	1,599,640
500	S&P 500 Index +	11/15/2019	2,950	147,500,000	4,952,500
1,498	S&P 500 Index +	12/31/2019	3,025	453,145,000	11,092,690
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $41,210,508)				48,447,960

	PUT OPTIONS WRITTEN - (1.5)%
1,583	S&P 500 Index +	8/16/2019	2,810	444,823,000	3,696,305
1,504	S&P 500 Index +	9/20/2019	2,475	372,240,000	1,218,240
1,603	S&P 500 Index +	9/20/2019	2,550	408,765,000	1,851,465
1,639	S&P 500 Index +	9/20/2019	2,625	430,237,500	2,704,350
2,816	S&P 500 Index +	9/30/2019	2,450	689,920,000	2,421,760
1,572	S&P 500 Index +	12/31/2019	2,500	393,000,000	4,495,920
2,126	S&P 500 Index +	12/31/2019	2,750	584,650,000	13,617,030
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $63,530,403)				30,005,070

	TOTAL OPTIONS WRITTEN (Proceeds - $104,740,911)				$78,453,030

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	EXCHANGE-TRADED FUNDS - 92.6%
	EQUITY FUND - 92.6%
335,810	iShares Core MSCI Emerging Markets ETF	$17,274,066
591,713	iShares MSCI Emerging Markets ETF ^	25,390,405
	TOTAL EXCHANGE TRADED FUNDS (Cost - $39,226,341)	42,664,471

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 8.0%
	PURCHASED CALL OPTIONS - 0.9%
16	S&P 500 Index +	7/19/2019	$2,840.00	$4,544,000	$182,160
16	S&P 500 Index +	7/19/2019	2,890.00	4,624,000	115,600
5	S&P 500 Index +	11/15/2019	2,850.00	1,425,000	83,450
5	S&P 500 Index +	11/15/2019	3,050.00	1,525,000	23,425
	TOTAL CALL OPTIONS PURCHASED (Cost - $219,113)				404,635

	PURCHASED PUT OPTIONS - 7.1%
1,102	iShares MSCI Emerging Markets ETF +	9/20/2019	37.00	4,077,400	25,346
400	iShares MSCI Emerging Markets ETF +	9/20/2019	39.00	1,560,000	16,000
1,502	iShares MSCI Emerging Markets ETF +	9/20/2019	43.00	6,458,600	217,790
1,080	iShares MSCI Emerging Markets ETF +	9/30/2019	34.00	3,672,000	19,980
1,080	iShares MSCI Emerging Markets ETF +	9/30/2019	38.00	4,104,000	34,560
4,993	iShares MSCI Emerging Markets ETF +	1/15/2021	39.00	19,472,700	1,318,152
4,982	iShares MSCI Emerging Markets ETF +	1/15/2021	40.00	19,928,000	1,556,875
35	S&P 500 Index +	8/16/2019	2,835.00	9,922,500	96,425
	TOTAL PUT OPTIONS PURCHASED (Cost - $5,930,995)				3,285,128

	TOTAL PURCHASED OPTIONS (Cost - $6,150,108)				3,689,763

Shares
	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUND - 1.7%
800,032	Dreyfus Treasury Cash Management - Institutional Class, 2.21% **	800,032
	TOTAL SHORT TERM INVESTMENTS (Cost - $800,032)

	TOTAL INVESTMENTS - 102.3% (Cost - $46,176,481)	$47,154,266
	CALL OPTIONS WRITTEN - (1.9)% (Proceeds - $680,988)	(865,146)
	PUT OPTIONS WRITTEN - (1.0)% (Proceeds - $1,018,270)	(461,014)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%	256,117
	NET ASSETS - 100.0%	$46,084,223

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (2.9)%
	CALL OPTIONS WRITTEN - (1.9)%
9,797	iShares MSCI Emerging Markets ETF +	9/20/2019	$45.50	$44,576,350	$470,256
32	S&P 500 Index +	7/19/2019	2,865.00	9,168,000	295,840
10	S&P 500 Index +	11/15/2019	2,950.00	2,950,000	99,050
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $680,988)				865,146

	PUT OPTIONS WRITTEN - (1.0)%
9,797	iShares MSCI Emerging Markets ETF +	9/20/2019	36.00	35,269,200	166,549
3,004	iShares MSCI Emerging Markets ETF +	9/20/2019	40.00	12,016,000	165,220
2,160	iShares MSCI Emerging Markets ETF +	9/30/2019	36.00	7,776,000	47,520
35	S&P 500 Index +	8/16/2019	2,810.00	9,835,000	81,725
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,018,270)				461,014

	TOTAL OPTIONS WRITTEN (Proceeds - $1,699,258)				$1,326,160

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	EXCHANGE-TRADED FUND - 93.8%
	EQUITY FUND - 93.8%
592,900	iShares MSCI EAFE ETF ^	$38,971,317
	TOTAL EXCHANGE-TRADED FUND - (Cost - $35,822,664)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 6.0%
	PURCHASED CALL OPTIONS - 0.9%
15	S&P 500 Index +	7/19/2019	$2,840	$4,260,000	$170,775
15	S&P 500 Index +	7/19/2019	2,890	4,335,000	108,375
5	S&P 500 Index +	11/15/2019	2,850	1,425,000	83,450
5	S&P 500 Index +	11/15/2019	3,050	1,525,000	23,425
	TOTAL CALL OPTIONS PURCHASED (Cost - $209,298)				386,025

	PURCHASED PUT OPTIONS - 5.1%
1,198	iShares MSCI EAFE ETF +	12/20/2019	57	6,828,600	51,514
1,198	iShares MSCI EAFE ETF +	12/20/2019	63	7,547,400	167,720
2,977	iShares MSCI EAFE ETF +	1/15/2021	60	17,862,000	851,422
2,817	iShares MSCI EAFE ETF +	1/15/2021	61	17,183,700	887,355
135	iShares MSCI EAFE ETF +	1/15/2021	65	877,500	55,687
1	MSCI EAFE Index +	12/20/2019	1,600	160,000	890
1	MSCI EAFE Index +	12/20/2019	1,800	180,000	3,015
31	S&P 500 Index +	8/16/2019	2,835	8,788,500	85,405
	TOTAL PUT OPTIONS PURCHASED (Cost - $3,964,581)				2,103,008

	TOTAL PURCHASED OPTIONS (Cost - $4,173,879)				2,489,033

Shares
	SHORT-TERM INVESTMENTS - 2.1%
	MONEY MARKET FUND - 2.1%
877,982	Dreyfus Treasury Cash Management - Institutional Class, 2.21% **	877,982
	TOTAL SHORT TERM INVESTMENTS (Cost - $877,982)

	TOTAL INVESTMENTS - 101.9% (Cost - $40,874,525)	$42,338,332
	CALL OPTIONS WRITTEN - (1.5)% (Proceeds - $358,889)	(630,142)
	PUT OPTIONS WRITTEN - (0.9)% (Proceeds - $786,561)	(374,519)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	226,024
	NET ASSETS - 100.0%	$41,559,695

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (2.4)%
	CALL OPTIONS WRITTEN - (1.5)%
2,938	iShares MSCI EAFE ETF +	9/20/2019	$68	$19,978,400	$155,714
2,723	iShares MSCI EAFE ETF +	9/20/2019	69	18,788,700	98,028
30	S&P 500 Index +	7/19/2019	2,865	8,595,000	277,350
10	S&P 500 Index +	11/15/2019	2,950	2,950,000	99,050
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $358,889)				630,142

	PUT OPTIONS WRITTEN - (0.9)%
1,437	iShares MSCI EAFE ETF +	9/20/2019	58	8,334,600	25,866
2,869	iShares MSCI EAFE ETF +	9/20/2019	60	17,214,000	86,070
2,396	iShares MSCI EAFE ETF +	12/20/2019	60	14,376,000	186,888
2	MSCI EAFE Index +	12/20/2019	1,700	340,000	3,310
31	S&P 500 Index +	8/16/2019	2,810	8,711,000	72,385
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $786,561)				374,519

	TOTAL OPTIONS WRITTEN (Proceeds - $1,145,450)				$1,004,661

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	EXCHANGE-TRADED FUND - 84.3%
	EQUITY FUND - 84.3%
11,000	iShares Core S&P 500 ETF ^	$3,242,250
	TOTAL EXCHANGE-TRADED FUND - (Cost - $3,031,926)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 11.2%
	PURCHASED CALL OPTIONS - 6.4%
3	S&P 500 Index +	7/5/2019	$3,400	$1,020,000	$45
3	S&P 500 Index +	7/12/2019	3,140	942,000	82
3	S&P 500 Index +	7/12/2019	3,150	945,000	75
1	S&P 500 Index +	7/19/2019	2,840	284,000	11,385
1	S&P 500 Index +	7/19/2019	2,890	289,000	7,225
4	S&P 500 Index +	12/18/2020	2,775	1,110,000	129,280
1	S&P 500 Index +	12/18/2020	2,925	292,500	22,835
2	S&P 500 Index +	12/18/2020	3,075	615,000	29,500
4	S&P 500 Index +	12/18/2020	3,150	1,260,000	45,480
	TOTAL CALL OPTIONS PURCHASED (Cost - $160,666)				245,907

	PURCHASED PUT OPTIONS - 4.8%
2	S&P 500 Index +	7/19/2019	2,325	465,000	65
2	S&P 500 Index +	8/16/2019	2,835	567,000	5,510
1	S&P 500 Index +	9/20/2019	2,675	267,500	2,090
2	S&P 500 Index +	9/30/2019	2,490	498,000	2,060
1	S&P 500 Index +	9/30/2019	2,550	255,000	1,360
1	S&P 500 Index +	12/31/2019	2,475	247,500	2,630
1	S&P 500 Index +	12/31/2019	3,025	302,500	15,195
1	S&P 500 Index +	12/18/2020	2,575	257,500	10,985
3	S&P 500 Index +	12/18/2020	2,625	787,500	36,360
4	S&P 500 Index +	12/18/2020	2,750	1,100,000	61,580
3	S&P 500 Index +	12/18/2020	2,775	832,500	48,405
	TOTAL PUT OPTIONS PURCHASED (Cost - $221,307)				186,240

	TOTAL OPTIONS PURCHASED (Cost - $381,973)				432,147

Shares
	SHORT-TERM INVESTMENTS - 9.6%
	MONEY MARKET FUNDS - 9.6%
347,123	Dreyfus Treasury Cash Management - Institutional Class, 2.21% **	347,123
21,308	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Class, 1.93% ^ **	21,308
	TOTAL SHORT TERM INVESTMENTS (Cost - $368,431)	368,431

	TOTAL INVESTMENTS - 105.1% (Cost - $3,782,330)	$4,042,828
	CALL OPTIONS WRITTEN - (4.0)% (Proceeds - $118,193)	(153,385)
	PUT OPTIONS WRITTEN - (0.7)% (Proceeds - $47,999)	(28,370)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(15,733)
	NET ASSETS - 100.0%	$3,845,340

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (4.7)%
	CALL OPTIONS WRITTEN - (4.0)%
2	S&P 500 Index +	7/19/2019	$2,865	$573,000	$18,490
2	S&P 500 Index +	7/31/2019	2,900	580,000	15,140
1	S&P 500 Index +	7/31/2019	3,040	304,000	820
11	S&P 500 Index +	9/20/2019	3,060	3,366,000	24,200
3	S&P 500 Index +	9/20/2019	3,105	931,500	3,435
3	S&P 500 Index +	9/20/2019	3,115	934,500	2,955
4	S&P 500 Index +	12/18/2020	3,100	1,240,000	54,280
1	S&P 500 Index +	12/18/2020	3,225	322,500	8,505
2	S&P 500 Index +	12/18/2020	3,350	670,000	9,880
4	S&P 500 Index +	12/18/2020	3,400	1,360,000	15,680
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $118,193)				153,385

	PUT OPTIONS WRITTEN - (0.7)%
2	S&P 500 Index +	8/16/2019	2,810	562,000	4,670
1	S&P 500 Index +	9/20/2019	2,525	252,500	1,025
3	S&P 500 Index +	9/20/2019	2,550	765,000	3,465
3	S&P 500 Index +	9/20/2019	2,625	787,500	4,950
1	S&P 500 Index +	9/30/2019	2,275	227,500	400
2	S&P 500 Index +	9/30/2019	2,340	468,000	1,050
2	S&P 500 Index +	12/31/2019	2,750	550,000	12,810
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $47,999)				28,370

	TOTAL OPTIONS WRITTEN (Proceeds - $166,192)				$181,755

ETF - Exchange Traded Fund

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2019

Shares		Fair Value
	EXCHANGE-TRADED FUND - 93.8%
	EQUITY FUND - 93.8%
251,000	iShares Russell 2000 ETF ^	$39,030,500
	TOTAL EXCHANGE-TRADED FUND - (Cost - $32,860,643)

Contracts *		Expiration Date	Exercise Price	Notional Value
	PURCHASED OPTIONS - 6.5%
	PURCHASED CALL OPTIONS - 0.9%
15	S&P 500 Index +	7/19/2019	$2,840	$4,260,000	$170,775
15	S&P 500 Index +	7/19/2019	2,890	4,335,000	108,375
5	S&P 500 Index +	11/15/2019	2,850	1,425,000	83,450
5	S&P 500 Index +	11/15/2019	3,050	1,525,000	23,425
34	S&P 500 Index +	7/12/2019	3,140	10,676,000	935
34	S&P 500 Index +	7/12/2019	3,150	10,710,000	850
	TOTAL CALL OPTIONS PURCHASED (Cost - $211,347)				387,810

	PURCHASED PUT OPTIONS - 5.6%
34	Russell 2000 Index +	9/20/2019	1,520	5,168,000	105,570
136	Russell 2000 Index +	12/18/2020	1,350	18,360,000	801,720
88	Russell 2000 Index +	12/18/2020	1,400	12,320,000	627,880
27	Russell 2000 Index +	12/18/2020	1,550	4,185,000	325,350
49	Russell 2000 Index +	12/20/2019	1,580	7,742,000	363,580
32	S&P 500 Index +	8/16/2019	2,835	9,072,000	88,160
	TOTAL PUT OPTIONS PURCHASED (Cost - $4,202,342)				2,312,260

	TOTAL OPTIONS PURCHASED (Cost - $4,413,689)				2,700,070

Shares
	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
502,946	Dreyfus Treasury Cash Management - Institutional Class, 2.21% **	502,946
	TOTAL SHORT TERM INVESTMENTS (Cost - $502,946)

	TOTAL INVESTMENTS - 101.5% (Cost - $37,777,278)	$42,233,516
	CALL OPTIONS WRITTEN - (1.5)% (Proceeds - $408,309)	(607,540)
	PUT OPTIONS WRITTEN - (0.8)% (Proceeds - $596,155)	(336,865)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	310,952
	NET ASSETS - 100.0%	$41,600,063

Contracts *		Expiration Date	Exercise Price	Notional Value
	OPTIONS WRITTEN - (2.3)%
	CALL OPTIONS WRITTEN - (1.5)%
124	Russell 2000 Index +	9/20/2019	$1,660	$20,584,000	$158,720
30	S&P 500 Index +	7/19/2019	2,865	8,595,000	277,350
34	S&P 500 Index +	9/20/2019	3,105	10,557,000	38,930
34	S&P 500 Index +	9/20/2019	3,115	10,591,000	33,490
10	S&P 500 Index +	11/15/2019	2,950	2,950,000	99,050
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $408,309)				607,540

	PUT OPTIONS WRITTEN - (0.8)%
34	Russell 2000 Index +	9/20/2019	1,360	4,624,000	24,650
124	Russell 2000 Index +	9/20/2019	1,370	16,988,000	98,580
49	Russell 2000 Index +	12/20/2019	1,420	6,958,000	138,915
32	S&P 500 Index +	8/16/2019	2,810	8,992,000	74,720
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $596,155)				336,865

	TOTAL OPTIONS WRITTEN (Proceeds - $1,004,464)				$944,405

ETF - Exchange-Traded Fund

^	All or a portion of the security is held as collateral for written call and put options.

*	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2019.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2019

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk		Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	Growth		U.S. Small Cap
	Fund	Fund	Fund	Fund		Fund
ASSETS
Investment securities:
Investments, at cost	$1,684,418,865	$46,176,481	$40,874,525	$3,782,330		$37,777,278
Investments, at value	2,148,750,173	47,154,266	42,338,332	4,042,828		42,233,516
Cash held at broker	—	324,847	307,638	3		409,712
Receivable for Fund shares sold	1,194,469	1,108	10,182	—		582
Dividends and interest receivable	22,667	1,258	1,412	588		638
Prepaid expenses and other assets	148,683	28,288	25,920	12,469		20,836
TOTAL ASSETS	2,150,115,992	47,509,767	42,683,484	4,055,888		42,665,284

LIABILITIES
Options written, at value (Premiums received - $104,740,911, $1,699,258, $1,145,450, $166,192 and $1,004,464, respectively)	78,453,030	1,326,160	1,004,661	181,755		944,405
Payable for Fund shares repurchased	2,399,930	47,092	81,041	—		77,056
Investment advisory fees payable	1,701,502	25,470	13,886	3,441		18,615
Distribution (12b-1) fees payable	218,409	3,145	1,635	—		1,867
Payable to related parties	110,158	4,456	4,400	3,948		4,966
Accrued expenses and other liabilities	289,271	19,221	18,166	21,404		18,312
TOTAL LIABILITIES	83,172,300	1,425,544	1,123,789	210,548		1,065,221
NET ASSETS	$2,066,943,692	$46,084,223	$41,559,695	$3,845,340		$41,600,063

NET ASSETS CONSIST OF:
Paid in capital	$1,820,323,900	$46,978,247	$42,299,646	$3,648,099		$39,069,943
Accumulated earnings (loss)	246,619,792	(894,024)	(739,951)	197,241		2,530,120
NET ASSETS	$2,066,943,692	$46,084,223	$41,559,695	$3,845,340		$41,600,063

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$240,274,208	$3,959,431	$2,453,815	$11		$2,206,491
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	18,765,512	401,726	239,619	1		185,156
Net asset value (Net Assets ÷ Shares Outstanding) and offering price per share	$12.80	$9.86	$10.24	$11.38	(a)	$11.92
Maximum offering price per share (maximum sales charge of 5.50%)	$13.54	$10.43	$10.84	$12.04		$12.61

Class C Shares :
Net Assets	$204,574,697	$2,808,640	$1,402,827	$11		$1,743,927
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	16,267,050	292,709	138,646	1		150,035
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$12.58	$9.60	$10.12	$11.38	(a)	$11.62

Class I Shares:
Net Assets	$1,622,056,509	$39,206,015	$37,596,251	$3,610,126		$37,533,578
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	126,139,770	3,954,915	3,668,628	317,226		3,126,297
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$12.86	$9.91	$10.25	$11.38		$12.01

Class Y Shares:
Net Assets	$38,278	$110,137	$106,802	$235,192		$116,067
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,975	11,081	10,404	20,627		9,655
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$12.87	$9.94	$10.27	$11.40		$12.02

(a)	Net assets divided by shares outstanding does not equal net asset value due to rounding.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year or Period Ended June 30, 2019

		Swan Defined Risk	Swan Defined Risk		Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	Swan Defined Risk	U.S. Small Cap
	Fund	Fund	Fund	Growth Fund (a)	Fund
INVESTMENT INCOME
Dividends	$49,850,799	$1,021,122	$1,200,152	$23,425	$674,188
Interest	325,109	13,443	9,553	2,038	12,062
TOTAL INVESTMENT INCOME	50,175,908	1,034,565	1,209,705	25,463	686,250

EXPENSES
Investment advisory fees	25,588,065	492,530	434,798	10,977	469,335
Distribution (12b-1) fees:
Class A	734,311	12,012	6,141	—	4,818
Class C	2,323,175	30,675	14,891	—	17,581
Third party administrative servicing fees	1,374,273	30,446	30,484	247	30,959
Administration fees	951,023	26,950	24,640	5,192	26,522
Accounting services fees	306,843	14,467	14,258	6,249	14,520
Custodian fees	287,916	7,501	8,501	3,740	11,501
Transfer agent fees	265,151	41,587	41,087	16,963	40,587
Printing and postage expenses	218,918	10,001	8,987	10,527	7,487
Insurance expense	81,874	1,291	1,193	—	1,134
Interest expense	69,771	48,203	87,503	—	55,510
Registration fees	66,512	41,206	41,206	7,993	33,706
Compliance officer fees	61,898	13,666	13,666	5,980	13,166
Audit fees	20,369	17,868	17,867	17,474	17,867
Trustees’ fees and expenses	20,007	19,507	20,007	7,479	20,007
Legal fees	15,015	14,002	15,501	19,920	15,501
Other expenses	5,136	4,500	5,994	3,786	5,994
TOTAL EXPENSES	32,390,257	826,412	786,724	116,527	786,195

Less: Fees waived/reimbursed by the Advisor	(12)	(46,345)	(69,822)	(101,331)	(51,616)
TOTAL NET EXPENSES	32,390,245	780,067	716,902	15,196	734,579

NET INVESTMENT INCOME (LOSS)	17,785,663	254,498	492,803	10,267	(48,329)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS PURCHASED AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments	183,944,773	86,594	(738,479)	—	(983,180)
Options purchased	(193,571,237)	1,617,414	646,173	(55,971)	1,367,991
Options written	84,075,753	693,904	642,284	(1,990)	203,792
Net realized gain (loss) on investments, options purchased and options written	74,449,289	2,397,912	549,978	(57,961)	588,603
Net change in unrealized appreciation (depreciation) on:
Investments	(58,581,697)	(653,545)	(260,795)	210,324	(1,866,033)
Options purchased	(26,388,154)	(3,173,479)	(1,472,744)	50,174	(1,044,095)
Options written	12,840,648	334,323	96,423	(15,563)	52,537
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(72,129,203)	(3,492,701)	(1,637,116)	244,935	(2,857,591)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS WRITTEN	2,320,086	(1,094,789)	(1,087,138)	186,974	(2,268,988)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,105,749	$(840,291)	$(594,335)	$197,241	$(2,317,317)

(a)	Swan Defined Risk Growth Fund commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019 (a)	June 30, 2018
FROM OPERATIONS
Net investment income	$17,785,663	$22,908,148
Net realized gain (loss) on investments, options purchased and options written	74,449,289	(190,677,950)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(72,129,203)	288,343,322
Net increase in net assets resulting from operations	20,105,749	120,573,520

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(2,078,222)
Class I	—	(19,134,180)
Total distributions paid *
Class A	(1,998,377)	—
Class I	(20,033,035)	—
Net decrease in net assets resulting from distributions to shareholders	(22,031,412)	(21,212,402)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	42,606,274	130,629,913
Class C	32,187,219	75,335,179
Class I	513,637,763	1,132,620,508
Class Y	37,097	—
Net asset value of shares issued in reinvestment of distributions:
Class A	1,645,068	1,653,605
Class I	15,569,764	14,850,885
Payments for shares redeemed:
Class A	(137,554,498)	(165,282,156)
Class C	(75,917,959)	(51,701,961)
Class I	(1,273,604,888)	(987,186,978)
Net increase (decrease) in net assets from shares of beneficial interest	(881,394,160)	150,918,995

TOTAL INCREASE (DECREASE) IN NET ASSETS	(883,319,823)	250,280,113

NET ASSETS
Beginning of Year	2,950,263,515	2,699,983,402
End of Year **	$2,066,943,692	$2,950,263,515

SHARE ACTIVITY
Class A:
Shares Sold	3,374,804	10,322,973
Shares Reinvested	142,307	127,593
Shares Redeemed	(10,976,992)	(13,037,293)
Net decrease in shares of beneficial interest outstanding	(7,459,881)	(2,586,727)

Class C:
Shares Sold	2,577,827	6,044,255
Shares Redeemed	(6,189,187)	(4,176,381)
Net increase (decrease) in shares of beneficial interest outstanding	(3,611,360)	1,867,874

Class I:
Shares Sold	40,667,397	88,968,935
Shares Reinvested	1,342,187	1,142,376
Shares Redeemed	(101,899,792)	(77,789,145)
Net increase (decrease) in shares of beneficial interest outstanding	(59,890,208)	12,322,166

Class Y:
Shares Sold	2,975	—
Net increase in shares of beneficial interest outstanding	2,975	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes undistributed net investment income of $8,728,676 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019 (a)	June 30, 2018
FROM OPERATIONS
Net investment income	$254,498	$257,924
Net realized gain (loss) on investments, options purchased and options written	2,397,912	(3,096,420)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(3,492,701)	2,937,994
Net increase (decrease) in net assets resulting from operations	(840,291)	99,498

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(153,307)
Class C	—	(49,894)
Class I	—	(716,568)
Total paid distributions *
Class A	(13,084)	—
Class I	(245,078)	—
Net decrease in net assets resulting from distributions to shareholders	(258,162)	(919,769)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,536,901	5,349,134
Class C	694,141	2,068,006
Class I	10,954,763	21,322,399
Class Y	117,930	—
Net asset value of shares issued in reinvestment of distributions:
Class A	11,558	136,799
Class C	—	43,128
Class I	228,090	689,557
Payments for shares redeemed:
Class A	(2,487,761)	(4,575,375)
Class C	(869,578)	(373,417)
Class I	(14,230,794)	(7,845,442)
Class Y	(9,005)	—
Net increase (decrease) in net assets from shares of beneficial interest	(4,053,755)	16,814,789

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,152,208)	15,994,518

NET ASSETS
Beginning of Year	51,236,431	35,241,913
End of Year **	$46,084,223	$51,236,431

SHARE ACTIVITY
Class A:
Shares Sold	154,522	502,958
Shares Reinvested	1,214	12,714
Shares Redeemed	(252,129)	(438,500)
Net increase (decrease) in shares of beneficial interest outstanding	(96,393)	77,172

Class C:
Shares Sold	72,613	197,854
Shares Reinvested	—	4,084
Shares Redeemed	(89,810)	(36,013)
Net increase (decrease) in shares of beneficial interest outstanding	(17,197)	165,925

Class I:
Shares Sold	1,103,827	1,987,273
Shares Reinvested	23,859	63,730
Shares Redeemed	(1,437,659)	(742,070)
Net increase (decrease) in shares of beneficial interest outstanding	(309,973)	1,308,933

Class Y:
Shares Sold	11,966	—
Shares Redeemed	(885)	—
Net increase in shares of beneficial interest outstanding	11,081	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes undistributed net investment income of $257,488 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019 (a)	June 30, 2018
FROM OPERATIONS
Net investment income	$492,803	$582,353
Net realized gain (loss) on investments, options purchased and options written	549,978	(2,415,207)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(1,637,116)	1,662,206
Net decrease in net assets resulting from operations	(594,335)	(170,648)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(27,636)
Class C	—	(5,353)
Class I	—	(357,036)
From net realized gains:
Class A	—	(81,052)
Class C	—	(25,395)
Class I	—	(808,733)
Total paid distributions *
Class A	(16,829)	—
Class C	(2,257)	—
Class I	(461,977)	—
Net decrease in net assets resulting from distributions to shareholders	(481,063)	(1,305,205)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,521,518	1,889,073
Class C	95,513	1,390,307
Class I	9,535,410	20,842,277
Class Y	112,436	—
Net asset value of shares issued in reinvestment of distributions:
Class A	14,094	103,339
Class C	2,130	28,443
Class I	444,110	1,143,308
Payments for shares redeemed:
Class A	(1,870,515)	(2,324,928)
Class C	(276,103)	(294,799)
Class I	(13,764,027)	(6,198,556)
Class Y	(8,967)	—
Net increase (decrease) in net assets from shares of beneficial interest	(4,194,401)	16,578,464

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,269,799)	15,102,611

NET ASSETS
Beginning of Year	46,829,494	31,726,883
End of Year **	$41,559,695	$46,829,494

SHARE ACTIVITY
Class A:
Shares Sold	150,157	173,332
Shares Reinvested	1,480	9,411
Shares Redeemed	(184,317)	(218,807)
Net decrease in shares of beneficial interest outstanding	(32,680)	(36,064)

Class C:
Shares Sold	9,449	128,139
Shares Reinvested	225	2,610
Shares Redeemed	(27,880)	(27,953)
Net increase (decrease) in shares of beneficial interest outstanding	(18,206)	102,796

Class I:
Shares Sold	933,359	1,905,132
Shares Reinvested	46,650	104,032
Shares Redeemed	(1,367,254)	(578,258)
Net increase (decrease) in shares of beneficial interest outstanding	(387,245)	1,430,906

Class Y:
Shares Sold	11,281	—
Shares Redeemed	(877)	—
Net increase in shares of beneficial interest outstanding	10,404	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended June 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes undistributed net investment income of $452,753 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2019 (a)
FROM OPERATIONS
Net investment income	$10,267
Net realized loss on investments, options purchased and options written	(57,961)
Net change in unrealized appreciation on investments, options purchased and options written	244,935
Net increase in net assets resulting from operations	197,241

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	10
Class C	10
Class I	3,429,239
Class Y	221,150
Payments for shares redeemed:
Class I	(2,310)
Net increase in net assets from shares of beneficial interest	3,648,099

TOTAL INCREASE IN NET ASSETS	3,845,340

NET ASSETS
Beginning of Period	—
End of Period	$3,845,340

SHARE ACTIVITY
Class A:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class C:
Shares Sold	1
Net increase in shares of beneficial interest outstanding	1

Class I:
Shares Sold	317,428
Shares Redeemed	(202)
Net increase in shares of beneficial interest outstanding	317,226

Class Y:
Shares Sold	20,627
Net increase in shares of beneficial interest outstanding	20,627

(a)	Swan Defined Risk Growth Fund commenced operations December 27, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2019 (a)	June 30, 2018
FROM OPERATIONS
Net investment loss	$(48,329)	$(187,558)
Net realized gain (loss) on investments, options purchased and options written	588,603	(2,564,761)
Net change in unrealized appreciation (depreciation) on investments, options purchased and options written	(2,857,591)	5,422,601
Net increase (decrease) in net assets resulting from operations	(2,317,317)	2,670,282

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,767,364	1,221,534
Class C	199,709	1,072,824
Class I	13,199,510	20,852,889
Class Y	123,614	—
Payments for shares redeemed:
Class A	(925,429)	(488,798)
Class C	(158,745)	(701,640)
Class I	(18,551,044)	(4,967,554)
Class Y	(8,788)	—
Net increase (decrease) in net assets from shares of beneficial interest	(4,353,809)	16,989,255

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,671,126)	19,659,537

NET ASSETS
Beginning of Year	48,271,189	28,611,652
End of Year *	$41,600,063	$48,271,189

SHARE ACTIVITY
Class A:
Shares Sold	147,118	101,646
Shares Redeemed	(78,856)	(40,722)
Net increase in shares of beneficial interest outstanding	68,262	60,924

Class C:
Shares Sold	16,832	90,655
Shares Redeemed	(13,452)	(58,922)
Net increase in shares of beneficial interest outstanding	3,380	31,733

Class I:
Shares Sold	1,074,040	1,727,755
Shares Redeemed	(1,566,343)	(411,173)
Net increase (decrease) in shares of beneficial interest outstanding	(492,303)	1,316,582

Class Y:
Shares Sold	10,377	—
Shares Redeemed	(722)	—
Net increase in shares of beneficial interest outstanding	9,655	—

(a)	Class Y Shares commenced operations December 27, 2018.

*	Distributions from net investment income and net realized capital gains are combined for the year ended June 30, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the period ended June 30, 2018 have not been reclassified to conform to the current period presentation.

*	Net Assets- End of Period includes undistributed net investment loss of $243,880 as of June 30, 2018.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015

Net asset value, beginning of year	$12.68	$12.22	$11.69	$11.84	$11.73
Activity from investment operations:
Net investment income (1)	0.07	0.08	0.13	0.08	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.13	0.45	0.55	(0.17)	0.09
Total from investment operations	0.20	0.53	0.68	(0.09)	0.15
Less distributions from:
Net investment income	(0.08)	(0.07)	(0.15)	(0.06)	(0.04)
Total distributions	(0.08)	(0.07)	(0.15)	(0.06)	(0.04)
Net asset value, end of year	$12.80	$12.68	$12.22	$11.69	$11.84
Total return (2)	1.67%	4.33%	5.82%	(0.70)%	1.31%
Net assets, at end of year (000s)	$240,274	$332,552	$351,964	$227,453	$139,333
Ratio of expenses to average net assets (3)	1.40%	1.39%	1.41%	1.42%	1.44%
Ratio of net investment income to average net assets (3,4)	0.59%	0.62%	1.09%	0.69%	0.51%
Portfolio Turnover Rate	14%	9%	6%	18%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C

	For the	For the	For the	For the		For the
	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016		June 30, 2015

Net asset value, beginning of year	$12.46	$12.03	$11.53	$11.69		$11.63
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	(0.02)	0.06	(0.00	) (2)	(0.02)
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.14	0.45	0.52	(0.16)		0.08
Total from investment operations	0.12	0.43	0.58	(0.16)		0.06
Less distributions from:
Net investment income	—	—	(0.08)	—		—
Total distributions	—	—	(0.08)	—		—
Net asset value, end of year	$12.58	$12.46	$12.03	$11.53		$11.69
Total return (3)	0.96%	3.57%	5.01%	(1.37)%		0.52%
Net assets, at end of year (000s)	$204,575	$247,668	$216,627	$143,657		$89,802
Ratio of expenses to average net assets (4)	2.15%	2.14%	2.15%	2.17%		2.19%
Ratio of net investment income (loss) to average net assets (4,5)	(0.15)%	(0.09)%	0.47%	(0.03)%		(0.21%)
Portfolio Turnover Rate	14%	9%	6%	18%		0%

(1)	Per share amounts calculated using the average shares method.

(2)	Amount is less than $0.01.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015

Net asset value, beginning of year	$12.74	$12.27	$11.73	$11.88	$11.76
Activity from investment operations:
Net investment income (1)	0.10	0.11	0.18	0.11	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	0.14	0.46	0.53	(0.17)	0.09
Total from investment operations	0.24	0.57	0.71	(0.06)	0.19
Less distributions from:
Net investment income	(0.12)	(0.10)	(0.17)	(0.09)	(0.07)
Total distributions	(0.12)	(0.10)	(0.17)	(0.09)	(0.07)
Net asset value, end of year	$12.86	$12.74	$12.27	$11.73	$11.88
Total return (2)	1.96%	4.63%	6.08%	(0.48)%	1.57%
Net assets, at end of year (000s)	$1,622,057	$2,370,044	$2,131,392	$1,409,040	$1,072,320
Ratio of expenses to average net assets (3)	1.15%	1.14%	1.16%	1.17%	1.19%
Ratio of net investment income to average net assets (3,4)	0.82%	0.86%	1.48%	0.92%	0.81%
Portfolio Turnover Rate	14%	9%	6%	18%	0%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return assumes reinvestment of all dividends and distributions, if any.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y

For the
Period Ended
June 30, 2019 (1)

Net asset value, beginning of period	$11.75
Activity from investment operations:
Net investment income (2)	0.14
Net realized and unrealized gain on investments, options purchased and options written	0.98
Total from investment operations	1.12
Net asset value, end of period	$12.87
Total return (3,4)	9.53%
Net assets, at end of period (000s)	$38
Ratio of gross expenses to average net assets (5,6)	1.15%
Ratio of net expenses to average net assets (5,6)	1.01%
Ratio of net investment income to average net assets (6,7)	2.22%
Portfolio Turnover Rate (4)	14%

(1)	The Swan Defined Risk Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.06	$9.98	$9.15	$10.09	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03	0.06	(0.02)	0.02	0.09
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	0.23	1.06	(0.89)	(0.00	) (3)
Total from investment operations	(0.17)	0.29	1.04	(0.87)	0.09
Less distributions from:
Net investment income	(0.03)	—	—	(0.07)	—
Net realized gains	—	(0.21)	(0.21)	—	—
Total distributions	(0.03)	(0.21)	(0.21)	(0.07)	—
Net asset value, end of period	$9.86	$10.06	$9.98	$9.15	$10.09
Total return (4)	(1.72)%	2.73%	11.65%	(8.57)%	0.90	% (5)
Net assets, at end of period (000s)	$3,959	$5,010	$4,201	$2,867	$2,890
Ratio of gross expenses to average net assets (6,9)	1.84%	1.67%	1.90%	2.29%	2.97	% (7)
Ratio of net expenses to average net assets (6,9)	1.75%	1.65%	1.66%	1.65%	1.65	% (7)
Ratio of net investment income (loss) to average net assets (6,8,9)	0.31%	0.53%	(0.21)%	0.21%	1.85	% (7)
Portfolio Turnover Rate	45%	7%	3%	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(9)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (6)	1.74%	1.67%	1.90%	2.29%	2.97	% (7)
Net expenses to average net assets (6)	1.65%	1.65%	1.66%	1.65%	1.65	% (7)
Net investment income (loss) to average net assets (6,8)	0.41%	0.53%	(0.21)%	0.21%	1.85	% (7)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$9.84	$9.84	$9.09	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)	(0.03)	(0.09)	(0.02)	0.10
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.21)	0.24	1.05	(0.91)	(0.04)
Total from investment operations	(0.24)	0.21	0.96	(0.93)	0.06
Less distributions from:
Net investment income	—	—	—	(0.04)	—
Net realized gains	—	(0.21)	(0.21)	—	—
Total distributions	—	(0.21)	(0.21)	(0.04)	—
Net asset value, end of period	$9.60	$9.84	$9.84	$9.09	$10.06
Total return (3)	(2.44)%	1.95%	10.84%	(9.28)%	0.60	% (4)
Net assets, at end of period (000s)	$2,809	$3,049	$1,417	$739	$523
Ratio of gross expenses to average net assets (5,8)	2.59%	2.42%	2.65%	3.05%	3.72	% (6)
Ratio of net expenses to average net assets (5,8)	2.50%	2.40%	2.41%	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7,8)	(0.31)%	(0.31)%	(1.03)%	(0.26)%	2.05	% (6)
Portfolio Turnover Rate	45%	7%	3%	62%	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.49%	2.42%	2.65%	3.05%	3.72	% (6)
Net expenses to average net assets (5)	2.40%	2.40%	2.41%	2.40%	2.40	% (6)
Net investment income (loss) to average net assets (5,8)	(0.21)%	(0.31)%	(1.03)%	(0.26)%	2.05	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.12	$10.02	$9.16	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.06	0.06	0.00 (3)	0.06	0.06
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.21)	0.25	1.07	(0.91)	0.04	(4)
Total from investment operations	(0.15)	0.31	1.07	(0.85)	0.10
Less distributions from:
Net investment income	(0.06)	—	—	(0.09)	—
Net realized gains	—	(0.21)	(0.21)	—	—
Total distributions	(0.06)	(0.21)	(0.21)	(0.09)	—
Net asset value, end of period	$9.91	$10.12	$10.02	$9.16	$10.10
Total return (5)	(1.47)%	2.92%	11.97%	(8.40)%	1.00	% (6)
Net assets, at end of period (000s)	$39,206	$43,178	$29,624	$15,878	$14,084
Ratio of gross expenses to average net assets (7,10)	1.59%	1.42%	1.65%	2.04%	2.72	% (8)
Ratio of net expenses to average net assets (7,10)	1.50%	1.40%	1.41%	1.40%	1.40	% (8)
Ratio of net investment income to average net assets (7,9,10)	0.60%	0.59%	0.03%	0.64%	1.10	% (8)
Portfolio Turnover Rate	45%	7%	3%	62%	40	% (6)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(5)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Annualized.

(9)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (7)	1.49%	1.42%	1.65%	2.04%	2.72	% (8)
Net expenses to average net assets (7)	1.40%	1.40%	1.41%	1.40%	1.40	% (8)
Net investment income to average net assets (7,9)	0.70%	0.59%	0.03%	0.64%	1.10	% (8)

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y

For the
Period Ended
June 30, 2019 (1)

Net asset value, beginning of period	$9.58
Activity from investment operations:
Net investment income (2)	0.06
Net realized and unrealized gain on investments, options purchased and options written	0.30
Total from investment operations	0.36
Net asset value, end of period	$9.94
Total return (3,4)	3.76%
Net assets, at end of period (000s)	$110
Ratio of gross expenses to average net assets (5,6,8)	1.59%
Ratio of net expenses to average net assets (5,6,8)	1.11%
Ratio of net investment income to average net assets (6,7,8)	1.14%
Portfolio Turnover Rate (4)	45%

(1)	The Swan Defined Risk Emerging Markets Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratio would have been:

Gross expenses to average net assets (5,6)	1.49%
Net expenses to average net assets (5,6)	1.01%
Net investment income to average net assets (6,7)	1.24%

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.42	$10.60	$9.85	$10.00
Activity from investment operations:
Net investment income (2)	0.09	0.08	0.09	0.31
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.19)	0.06	0.81	(0.46)
Total from investment operations	(0.10)	0.14	0.90	(0.15)
Less distributions from:
Net investment income	(0.08)	(0.08)	(0.08)	—
Net realized gains	—	(0.24)	(0.07)	—
Total distributions	(0.08)	(0.32)	(0.15)	—
Net asset value, end of period	$10.24	$10.42	$10.60	$9.85
Total return (3)	(0.91)%	1.13%	9.25%	(1.50	)% (4)
Net assets, at end of period (000s)	$2,454	$2,838	$3,270	$2,098
Ratio of gross expenses to average net assets (5,8)	2.01%	1.96%	2.14%	5.29	% (6)
Ratio of net expenses to average net assets (5,8)	1.85%	1.86%	1.76%	1.78	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.91%	0.73%	0.94%	6.09	% (6)
Portfolio Turnover Rate	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.81%	1.75%	2.01%	5.16	% (6)
Net expenses to average net assets (5)	1.65%	1.65%	1.63%	1.65	% (6)
Net investment income to average net assets (5,7)	1.11%	0.94%	1.06%	6.22	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.31	$10.54	$9.82	$10.00
Activity from investment operations:
Net investment income (2)	0.02	0.09	0.10	0.23
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	(0.03)	0.72	(0.41)
Total from investment operations	(0.18)	0.06	0.82	(0.18)
Less distributions from:
Net investment income	(0.01)	(0.05)	(0.03)	—
Net realized gains	—	(0.24)	(0.07)	—
Total distributions	(0.01)	(0.29)	(0.10)	—
Net asset value, end of period	$10.12	$10.31	$10.54	$9.82
Total return (3)	(1.69)%	0.38%	8.46%	(1.80	)% (4)
Net assets, at end of period (000s)	$1,403	$1,617	$570	$172
Ratio of gross expenses to average net assets (5,8)	2.76%	2.71%	2.89%	6.04	% (6)
Ratio of net expenses to average net assets (5,8)	2.60%	2.61%	2.51%	2.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	0.19%	0.87%	0.94%	4.62	% (6)
Portfolio Turnover Rate	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.56%	2.50%	2.76%	5.91	% (6)
Net expenses to average net assets (5)	2.40%	2.40%	2.38%	2.40	% (6)
Net investment income to average net assets (5,7)	0.39%	1.08%	1.07%	4.75	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$10.45	$10.62	$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.12	0.16	0.21	0.22
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.20)	0.01	0.72	(0.36)
Total from investment operations	(0.08)	0.17	0.93	(0.14)
Less distributions from:
Net investment income	(0.12)	(0.10)	(0.10)	—
Net realized gains	—	(0.24)	(0.07)	—
Total distributions	(0.12)	(0.34)	(0.17)	—
Net asset value, end of period	$10.25	$10.45	$10.62	$9.86
Total return (3)	(0.71)%	1.44%	9.52%	(1.40	)% (4)
Net assets, at end of period (000s)	$37,596	$42,374	$27,887	$4,538
Ratio of gross expenses to average net assets (5,8)	1.76%	1.71%	1.89%	5.04	% (6)
Ratio of net expenses to average net assets (5,8)	1.60%	1.61%	1.51%	1.53	% (6)
Ratio of net investment income to average net assets (5,7,8)	1.18%	1.44%	2.02%	4.51	% (6)
Portfolio Turnover Rate	10%	4%	0%	0	% (4)

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.56%	1.50%	1.76%	4.91	% (6)
Net expenses to average net assets (5)	1.40%	1.40%	1.38%	1.40	% (6)
Net investment income to average net assets (5,7)	1.38%	1.65%	2.15%	4.64	% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y

For the
Period Ended
June 30, 2019 (1)

Net asset value, beginning of period	$9.64
Activity from investment operations:
Net investment income (2)	0.23
Net realized and unrealized gain on investments, options purchased and options written	0.40
Total from investment operations	0.63
Net asset value, end of period	$10.27
Total return (3,4)	6.54%
Net assets, at end of period (000s)	$107
Ratio of gross expenses to average net assets (5,6,8)	1.76%
Ratio of net expenses to average net assets (5,6,8)	1.22%
Ratio of net investment income to average net assets (6,7,8)	4.41%
Portfolio Turnover Rate (4)	10%

(1)	The Swan Defined Risk Foreign Developed Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5,6)	1.56%
Net expenses to average net assets (5,6)	1.02%
Net investment income to average net assets (6,7)	4.61%

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A

For the
Period Ended
June 30, 2019 (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2,3)	0.00
Net realized and unrealized gain on investments, options purchased and options written	1.38
Total from investment operations	1.38
Net asset value, end of period	$11.38
Total return (4,5)	13.80%
Net assets, at end of period	$11
Ratio of gross expenses to average net assets (6,7)	10.73%
Ratio of net expenses to average net assets (6,7)	1.65%
Ratio of net investment income to average net assets (6,7,8)	0.00%
Portfolio Turnover Rate (5)	0%

(1)	The Swan Defined Risk Growth Fund Class A commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class C

	For the
	Period Ended
	June 30, 2019 (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2,3)	0.00
Net realized and unrealized gain on investments, options purchased and options written	1.38
Total from investment operations	1.38
Net asset value, end of period	$11.38
Total return (4,5)	13.80	% (4)
Net assets, at end of period	$11
Ratio of gross expenses to average net assets (6,7)	11.48	% (6)
Ratio of net expenses to average net assets (6,7)	2.40	% (6)
Ratio of net investment income to average net assets (6,7,8)	0.00	% (6)
Portfolio Turnover Rate (5)	0	% (4)

(1)	The Swan Defined Risk Growth Fund Class C commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class I

For the
Period Ended
June 30, 2019 (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2,3)	0.05
Net realized and unrealized gain on investments, options purchased and options written	1.33
Total from investment operations	1.38
Net asset value, end of period	$11.38
Total return (4,5)	13.80%
Net assets, at end of period (000s)	$3,610
Ratio of gross expenses to average net assets (6,7)	10.48%
Ratio of net expenses to average net assets (6,7)	1.40%
Ratio of net investment income to average net assets (6,7,8)	0.88%
Portfolio Turnover Rate (5)	0%

(1)	The Swan Defined Risk Growth Fund Class I commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK GROWTH FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y

For the
Period Ended
June 30, 2019 (1)

Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2,3)	0.08
Net realized and unrealized gain on investments, options purchased and options written	1.32
Total from investment operations	1.40
Net asset value, end of period	$11.40
Total return (4,5)	14.00%
Net assets, at end of period (000s)	$235
Ratio of gross expenses to average net assets (6,7)	10.48%
Ratio of net expenses to average net assets (6,7)	1.02%
Ratio of net investment income to average net assets (6,7,8)	0.41%
Portfolio Turnover Rate (5)	0%

(1)	The Swan Defined Risk Growth Fund Class Y commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Amount is less than $0.01

(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$12.39	$11.55	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)	(0.09)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.43)	0.93	1.40	0.34
Total from investment operations	(0.47)	0.84	1.30	0.28
Less distributions from:
Return of capital	—	—	(0.03)	—
Total distributions	—	—	(0.03)	—
Net asset value, end of period	$11.92	$12.39	$11.55	$10.28
Total return (3)	(3.79)%	7.27%	12.70%	2.80	% (4)
Net assets, at end of period (000s)	$2,206	$1,448	$646	$26
Ratio of gross expenses to average net assets (5,8)	1.88%	1.93%	2.16%	4.86	% (6)
Ratio of net expenses to average net assets (5,8)	1.77%	1.80%	1.76%	1.76	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.34)%	(0.80)%	(0.89)%	(1.25	)% (6)
Portfolio Turnover Rate	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.76%	1.78%	2.05%	5.46	% (6)
Net expenses to average net assets (5)	1.65%	1.65%	1.65%	1.65	% (6)
Net investment loss to average net assets (5,7)	(0.22)%	(0.65)%	(0.78)%	(1.14	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$12.17	$11.44	$10.25	$10.00
Activity from investment operations:
Net investment loss (2)	(0.12)	(0.17)	(0.17)	(0.10)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.43)	0.90	1.39	0.35
Total from investment operations	(0.55)	0.73	1.22	0.25
Less distributions from:
Return of capital	—	—	(0.03)	—
Total distributions	—	—	(0.03)	—
Net asset value, end of period	$11.62	$12.17	$11.44	$10.25
Total return (3)	(4.52)%	6.38%	11.94%	2.50	% (4)
Net assets, at end of period (000s)	$1,744	$1,785	$1,314	$234
Ratio of gross expenses to average net assets (5,8)	2.63%	2.68%	2.91%	5.61	% (6)
Ratio of net expenses to average net assets (5,8)	2.52%	2.55%	2.51%	2.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(1.05)%	(1.41)%	(1.50)%	(2.04	)% (6)
Portfolio Turnover Rate	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	2.51%	2.53%	2.80%	6.21	% (6)
Net expenses to average net assets (5)	2.40%	2.40%	2.40%	2.40	% (6)
Net investment loss to average net assets (5,7)	(0.93)%	(1.26)%	(1.38)%	(1.93	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I

	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016 (1)

Net asset value, beginning of period	$12.45	$11.58	$10.28	$10.00
Activity from investment operations:
Net investment loss (2)	(0.01)	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments, options purchased and options written	(0.43)	0.92	1.39	0.34
Total from investment operations	(0.44)	0.87	1.34	0.28
Less distributions from:
Net investment income	—	—	(0.01)	—
Return of capital	—	—	(0.03)	—
Total distributions	—	—	(0.04)	—
Net asset value, end of period	$12.01	$12.45	$11.58	$10.28
Total return (3)	(3.53)%	7.51%	13.08%	2.80	% (4)
Net assets, at end of period (000s)	$37,534	$45,038	$26,651	$6,412
Ratio of gross expenses to average net assets (5,8)	1.63%	1.68%	1.91%	4.61	% (6)
Ratio of net expenses to average net assets (5,8)	1.52%	1.55%	1.51%	1.51	% (6)
Ratio of net investment loss to average net assets (5,7,8)	(0.06)%	(0.45)%	(0.47)%	(1.05	)% (6)
Portfolio Turnover Rate	17%	1%	0%	0	% (4)

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5)	1.51%	1.53%	1.80%	5.21	% (6)
Net expenses to average net assets (5)	1.40%	1.40%	1.40%	1.40	% (6)
Net investment income (loss) to average net assets (5,7)	0.06%	(0.30)%	(0.37)%	(0.94	)% (6)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class Y

For the
Period Ended
June 30, 2019 (1)

Net asset value, beginning of period	$10.86
Activity from investment operations:
Net investment income (2)	0.03
Net realized and unrealized gain on investments, options purchased and options written	1.13
Total from investment operations	1.16
Net asset value, end of period	$12.02
Total return (3,4)	10.68%
Net assets, at end of period (000s)	$116
Ratio of gross expenses to average net assets (5,6,8)	1.63%
Ratio of expenses to average net assets (5,6,8)	1.14%
Ratio of net investment income to average net assets (5,6,7,8)	0.52%
Portfolio Turnover Rate (4)	17%

(1)	The Swan Defined Risk U.S. Small Cap Fund’s Class Y shares commenced operations on December 27, 2018.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Excluding interest expense, the following ratios would have been:

Gross expenses to average net assets (5,6)	1.51%
Net expenses to average net assets (5,6)	1.02%
Net investment income to average net assets (5,6,7)	0.64%

See accompanying notes to financial statements.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2019

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund and the Swan Defined Risk U.S. Small Cap Fund, each a “Fund” and together, the “Funds”, are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital

Swan Defined Risk Emerging Markets Fund – To seek income and growth of capital

Swan Defined Risk Foreign Developed Fund – To seek income and growth of capital

Swan Defined Risk Growth Fund – To seek income and growth of capital

Swan Defined Risk U.S. Small Cap Fund – To seek income and growth of capital

Each Fund offers four classes of shares: Class A, Class C, Class I and Class Y shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012, Class C shares on October 18, 2012, and Class Y shares on December 27, 2018. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014 and Class Y shares on December 27, 2018. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015 and Class Y shares on December 27, 2018. The Swan Defined Risk Growth Fund’s Class A, Class C, Class I and Class Y shares commenced operations on December 27, 2018. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor and/or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor and/or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor and/or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$1,927,733,736	$—	$—	$1,927,733,736
Purchased Call Options	—	33,988,155	—	33,988,155
Purchased Put Options	—	137,726,950	—	137,726,950
Short-Term Investments	49,301,332	—	—	49,301,332
Total	$1,977,035,068	$171,715,105	$—	$2,148,750,173
Liabilities *
Call Options Written	$—	$48,447,960	$—	$48,447,960
Put Options Written	—	30,005,070	—	30,005,070
Total	$—	$78,453,030	$—	$78,453,030

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$42,664,471	$—	$—	$42,664,471
Purchased Call Options	—	404,635	—	404,635
Purchased Put Options	1,577,288	1,707,840	—	3,285,128
Short-Term Investments	800,032	—	—	800,032
Total	$45,041,791	$2,112,475	$—	$47,154,266
Liabilities *
Call Options Written	$470,256	$394,890	$—	$865,146
Put Options Written	331,769	129,245	—	461,014
Total	$802,025	$524,135	$—	$1,326,160

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$38,971,317	$—	$—	$38,971,317
Purchased Call Options	—	386,025	—	386,025
Purchased Put Options	1,019,142	1,083,866	—	2,103,008
Short-Term Investments	877,982	—	—	877,982
Total	$40,868,441	$1,469,891	$—	$42,338,332
Liabilities *
Call Options Written	$155,714	$474,428	$—	$630,142
Put Options Written	25,866	348,653	—	374,519
Total	$181,580	$823,081	$—	$1,004,661

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Swan Defined Risk Growth Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$3,242,250	$—	$—	$3,242,250
Purchased Call Options	—	245,907	—	245,907
Purchased Put Options	—	186,240	—	186,240
Short-Term Investments	368,431	—	—	368,431
Total	$3,610,681	$432,147	$—	$4,042,828
Liabilities *
Call Options Written	$—	$153,385	$—	$153,385
Put Options Written	—	28,370	—	28,370
Total	$—	$181,755	$—	$181,755

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,030,500	$—	$—	$39,030,500
Purchased Call Options	—	387,810	—	387,810
Purchased Put Options	—	2,312,260	—	2,312,260
Short-Term Investments	502,946	—	—	502,946
Total	$39,533,446	$2,700,070	$—	$42,233,516
Liabilities *
Call Options Written	$—	$607,540	$—	$607,540
Put Options Written	—	336,865	—	336,865
Total	$—	$944,405	$—	$944,405

The Funds did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the applicable Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the applicable Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2016 - 2018 for all Funds, or expected to be taken by all the Funds in their 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Cash Held at Broker – Cash held at broker includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Funds maintain deposits with a high quality financial institution in an amount that is in excess of federally insured limits. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

Cash and Cash Equivalents – Cash and cash equivalents are held with a financial institution. The assets of a Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. Each Fund places deposits only with those counterparties that are believed to be creditworthy and there has been no history of loss.

ETF Risk – ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Funds. As a result, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are subject to specific risks, depending on the nature of the ETF.

Option Risk – Purchased put options may expire worthless and may have imperfect correlation to the value of the Funds’ sector ETFs. Written call and put options may limit the Funds’ participation in equity market gains and may amplify losses in market declines. The Funds’ losses are potentially large in a written put or call transaction. If unhedged, written calls expose the Funds to potentially unlimited losses.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Leveraging Risk – The use of leverage, such as that embedded in options, could magnify the Funds’ gains or losses. Written option positions expose the Funds to potential losses many times the option premium received.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub- advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of each Fund’s average daily net assets.

For the period ended June 30, 2019, the advisory fees incurred by each of the funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$25,588,065
Swan Defined Risk Emerging Markets Fund	492,530
Swan Defined Risk Foreign Developed Fund	434,798
Swan Defined Risk Growth Fund	10,977
Swan Defined Risk U.S. Small Cap Fund	469,335

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse expenses of the Funds until at least December 14, 2019 for the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan U.S. Small Cap Fund, and until at least October 31, 2020 for the Swan Defined Risk Growth Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and Trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40%, and 1.40% of the daily average net assets attributable to Class A, Class C, and Class I shares of the applicable Fund and 1.01%, 1.01%, 1.02%, 1.02% and 1.02% for Class Y shares of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk U.S. Small Cap Fund and Swan Defined Risk Growth Fund, respectively (the “expense limitations”).

During the period ended June 30, 2019, the Advisor waived advisory fees pursuant to the Waiver Agreement as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$12
Swan Defined Risk Emerging Markets Fund	46,345
Swan Defined Risk Foreign Developed Fund	69,822
Swan Defined Risk Growth Fund	101,331
Swan Defined Risk U.S. Small Cap Fund	51,616

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C, Class I and Class Y shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation in place at the time of waiver or reimbursement or at time of recoupment, whichever is less. If Fund Operating Expenses attributable to Class A, Class

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor did not recapture waived fees during the period ended June 30, 2019.

As of June 30, 2019, the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2020	June 30, 2021	June 30, 2022	Total
Swan Defined Risk Fund	$—	$—	$12	$12
Swan Defined Risk Emerging Markets Fund	65,850	10,093	46,345	$122,288
Swan Defined Risk Foreign Developed Fund	70,853	42,274	69,822	$182,949
Swan Defined Risk Growth Fund	—	—	101,331	$101,331
Swan Defined Risk U.S. Small Cap Fund	66,632	50,173	51,616	$168,421

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares as amended, pursuant to Rule 12b-1 under the 1940 Act (the “Plans”), to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the period ended June 30, 2019, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$734,311	$2,323,175
Swan Defined Risk Emerging Markets Fund	12,012	30,675
Swan Defined Risk Foreign Developed Fund	6,141	14,891
Swan Defined Risk Growth Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	4,818	17,581

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the period ended June 30, 2019, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$759,781	$94,037
Swan Defined Risk Emerging Markets Fund	8,220	1,383
Swan Defined Risk Foreign Developed Fund	3,901	801
Swan Defined Risk Growth Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	5,799	1,152

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the period ended June 30, 2019 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$332,735,658	$1,322,426,156
Swan Defined Risk Emerging Markets Fund	19,616,038	21,367,742
Swan Defined Risk Foreign Developed Fund	3,836,437	6,257,856
Swan Defined Risk Growth Fund	3,031,926	—
Swan Defined Risk U.S. Small Cap Fund	7,457,213	9,795,400

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2019.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$171,715,105
Equity contracts/Equity price risk	Options Written, at value	(78,453,030)

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$3,689,763
Equity contracts/Equity price risk	Options Written, at value	(1,326,160)

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,489,033
Equity contracts/Equity price risk	Options Written, at value	(1,004,661)

Swan Defined Risk Growth Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$432,147
Equity contracts/Equity price risk	Options Written, at value	(181,755)

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities, at value	$2,700,070
Equity contracts/Equity price risk	Options Written, at value	(944,405)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended June 30, 2019.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(193,571,237)	$(26,388,154)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$84,075,753	$12,840,648

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$1,617,414	$(3,173,479)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$693,904	$334,323

Swan Defined Risk Foreign Developed Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$646,173	$(1,472,744)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$642,284	$96,423

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Swan Defined Risk Growth Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(55,971)	$50,174

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$(1,990)	$(15,563)

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$1,367,991	$(1,044,095)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$203,792	$52,537

The notional value of the derivative instruments outstanding as of June 30, 2019 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Swan Defined Risk Fund	$1,537,780,752	$550,404,095	$(17,887,704)	$532,516,391
Swan Defined Risk Emerging Markets Fund	44,690,743	4,469,127	(3,331,764)	1,137,363
Swan Defined Risk Foreign Developed Fund	39,982,757	3,502,636	(2,151,722)	1,350,914
Swan Defined Risk Growth Fund	3,650,749	210,324	—	210,324
Swan Defined Risk U.S. Small Cap Fund	35,690,966	6,169,857	(571,712)	5,598,145

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2019 and June 30, 2018 was as follows:

For the period ended June 30, 2019:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$22,031,412	$—	$—	$22,031,412
Swan Defined Risk Emerging Markets Fund	258,162	—	—	258,162
Swan Defined Risk Foreign Developed Fund	481,063	—	—	481,063
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

For the period ended June 30, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	of Capital	Total
Swan Defined Risk Fund	$21,212,402	$—	$—	$21,212,402
Swan Defined Risk Emerging Markets Fund	919,769	—	—	919,769
Swan Defined Risk Foreign Developed Fund	1,230,282	74,923	—	1,305,205
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—	—

As of June 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$4,482,927	$—	$—	$(290,379,526)	$—	$532,516,391	$246,619,792
Swan Defined Risk Emerging Markets Fund	1,567,931	377,963	—	—	(3,977,281)	1,137,363	(894,024)
Swan Defined Risk Foreign Developed Fund	1,250,066	—	—	—	(3,340,931)	1,350,914	(739,951)
Swan Defined Risk Growth Fund	19,602	14,005	—	—	(46,690)	210,324	197,241
Swan Defined Risk U.S. Small Cap Fund	—	—	(765,558)	(1,816,408)	(486,059)	5,598,145	2,530,120

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and the mark-to-market on open option contracts and collared positions. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles and mark-to-market on collared positions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	—
Swan Defined Risk Growth Fund	—
Swan Defined Risk U.S. Small Cap Fund	79,998

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	—
Swan Defined Risk Growth Fund	—
Swan Defined Risk U.S. Small Cap Fund	685,560

At June 30, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carry forwards utilized as follows:

	Non-Expiring
				CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Swan Defined Risk Fund	$186,100,840	$104,278,686	$290,379,526	$—
Swan Defined Risk Emerging Markets Fund	—	—	—	560,335
Swan Defined Risk Foreign Developed Fund	—	—	—	—
Swan Defined Risk Growth Fund	—	—	—	—
Swan Defined Risk U.S. Small Cap Fund	736,812	1,079,596	1,816,408	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, resulted in reclassification for the year ended June 30, 2019 as follows:

Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Swan Defined Risk Fund	$—	$—
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk Growth Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	(212,211)	212,211

8.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at June 30, 2019 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Swan Defined Risk Fund

		Value			Dividends		Change in	Value	Shares
		Beginning			Credited to	Realized	Unrealized	End of	Held at
Cusip	Description	of Period	Purchases	Sales Proceeds	Income	Gain	Depreciation	Period	End of Period
81369Y100	Materials Select Sector SPDR Fund	$296,164,259	$788,311	$90,809,465	$5,053,619	$6,413,852	$(10,035,105)	$202,521,852	3,461,912

As of June 30, 2019, the Fund owns less than 5% of the voting securities of the investment company mentioned above.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

9.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2019, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
LPL Financial	Swan Defined Risk Emerging Markets Fund	26.09%
Pershing LLC	Swan Defined Risk Emerging Markets Fund	32.85%
LPL Financial	Swan Defined Risk Foreign Developed Fund	47.54%
Pershing LLC	Swan Defined Risk Growth Fund	47.51%
MITRA & Co	Swan Defined Risk Growth Fund	29.35%
LPL Financial	Swan Defined Risk U.S. Small Cap Fund	43.67%

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website (“SEC”) www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Fund’s net assets invested in the iShares ETF was 55.1%.

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares Core MSCI Emerging Markets ETF (“iShares Core ETF”). The Fund may redeem its investment from the iShares Core ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Core ETF. The financial statements of the iShares Core ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website (“SEC”) www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Fund’s net assets invested in the iShares Core ETF was 37.5%.

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”) . The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 93.8%.

The Swan Defined Risk Growth Fund currently invests a portion of its assets in the iShares Core S&P 500 ETF (“iShares S&P ETF”) . The Fund may redeem its investment from the iShares S&P ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares S&P ETF. The financial statements of the iShares S&P ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Fund’s net assets invested in the iShares S&P ETF was 84.3%.

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2019, the percentage of the Fund’s net assets invested in the iShares ETF was 93.8%.

SWAN FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2019

11.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been adopted with these financial statements.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adopted with these financial statements.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, Swan Defined Risk Growth Fund, and Swan Defined Risk U.S. Small Cap Fund (the “Funds”), five of the funds constituting the Northern Lights Fund Trust III (the “Trust”), as of June 30, 2019, the related statements of operations for the year ended June 30, 2019 (as to Swan Defined Risk Growth Fund for the period from December 27, 2018 (commencement of operations) through June 30, 2019), the statements of changes in net assets for each of the two years in the period then ended (as to Swan Defined Risk Growth Fund, the statement of changes in net assets for the period December 27, 2018 (commencement of operations) through June 30, 2019), the financial highlights for each of the two years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for the period December 27, 2018 (commencement of operations) through June 30, 2019), and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds of the Trust as of June 30, 2019, and the results of their operations for the year then ended (as to Swan Defined Risk Growth Fund for the period from December 27, 2018 (commencement of operations) through June 30, 2019), the changes in their net assets for each of the two years in the period then ended (as to Swan Defined Risk Growth Fund, the statement of changes in net assets for the period December 27, 2018 (commencement of operations) through June 30, 2019), and the financial highlights for each of the two years in the period then ended (as to Swan Defined Risk Growth Fund, the financial highlights for the period December 27, 2018 (commencement of operations) through June 30, 2019) in conformity with accounting principles generally accepted in the United States of America. The financial highlights of Swan Defined Risk Fund for each of the three years in the period ended June 30, 2017, the financial highlights of Swan Defined Risk Emerging Markets Fund for each of the 2 years in the period ended June 30, 2017 and for the period from December 30, 2014 (commencement of operations) through June 30, 2015, and the financial highlights of Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund for the year ended June 30, 2017 and for the period from December 29, 2015 (commencement of operations) through June 30, 2016, were audited by other auditors whose report dated August 29, 2017, expressed an unqualified opinion on those statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, CA

August 29, 2019

We have served as the auditor of one or more Swan Funds investment companies since 2018.

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)
June 30, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table on the next page provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/19	6/30/19	1/1/19 – 6/30/2019*	1/1/19 – 6/30/2019*
Swan Defined Risk Fund
Class A	$1,000.00	$1,092.20	$7.21	1.39%
Class C	$1,000.00	$1,089.20	$5.92	2.14%
Class I	$1,000.00	$1,094.50	$5.25	1.14%
Class Y	$1,000.00	$1,095.30	$11.09	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,029.20	$8.30	1.65%
Class C	$1,000.00	$1,025.60	$12.05	2.40%
Class I	$1,000.00	$1,030.10	$7.05	1.40%
Class Y	$1,000.00	$1,033.30	$5.06	1.01%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,062.20	$8.44	1.65%
Class C	$1,000.00	$1,057.50	$12.24	2.40%
Class I	$1,000.00	$1,063.30	$7.16	1.40%
Class Y	$1,000.00	$1,065.40	$5.22	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,141.40	$8.76	1.65%
Class C	$1,000.00	$1,141.40	$12.74	2.40%
Class I	$1,000.00	$1,141.40	$7.43	1.40%
Class Y	$1,000.00	$1,143.40	$5.42	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,094.60	$8.57	1.65%
Class C	$1,000.00	$1,090.10	$12.44	2.40%
Class I	$1,000.00	$1,095.80	$7.28	1.40%
Class Y	$1,000.00	$1,096.70	$5.30	1.02%

SWAN FUNDS
EXPENSE EXAMPLES (Unaudited)(Continued)
June 30, 2019

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/19	6/30/19	1/1/19 – 6/30/19*	1/1/19 – 6/30/19*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.90	$6.95	1.39%
Class C	$1,000.00	$1,014.18	$10.69	2.14%
Class I	$1,000.00	$1,019.14	$5.71	1.14%
Class Y	$1,000.00	$1,019.79	$5.06	1.01%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.79	$5.06	1.01%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.74	$5.11	1.02%
Swan Defined Risk Growth Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.74	$5.11	1.02%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.61	$8.25	1.65%
Class C	$1,000.00	$1,012.89	$11.98	2.40%
Class I	$1,000.00	$1,017.85	$7.00	1.40%
Class Y	$1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

Renewal of Advisory Agreements and Sub-Advisory Agreements – Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund*

In connection with a meeting held on May 29-30, 2019, the Board of Trustees (the “Board”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Swan Capital Management LLC (the “Adviser”) and the Trust, and the renewal of the investment sub-advisory agreements (the “Sub-Advisory Agreements” and together with the Advisory Agreements, the “Agreements”) between Swan Global Management, LLC (the “Sub-Adviser,” and together with the Adviser, “Swan”) and the Adviser, with respect to the Swan Defined Risk Fund (“Swan DR”), Swan Defined Risk Emerging Markets Fund (“Swan EM”), Swan Defined Risk Foreign Developed Fund (“Swan FD”) and Swan Defined Risk U.S. Small Cap Fund (“Swan US” and collectively, the “Swan Funds”). In considering the renewal of the Agreements, the Board received materials specifically relating to Swan DR, Swan EM, Swan FD and Swan US and the Agreements.

The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements.

Nature, Quality and Extent of Services. The Board noted that the Adviser was founded in 1997 and discussed that the Adviser and its affiliate Sub-Adviser were under common control and worked jointly to provide wealth management and investment advisory services to high net worth individuals, institutions, other investment advisory firms, and mutual funds. The Board reviewed key investment personnel, taking into consideration their diverse backgrounds and deep experience in the investment management industry. The Board discussed that Swan replaced its general counsel in January 2019, and expressed satisfaction with the new general counsel’s experience and credentials. The Board recognized Swan’s proprietary defined risk strategy, described by Swan as a rules based system used to determine asset allocations specific to each Fund’s strategy, supplemented with a risk mitigation sub-strategy that utilized options to hedge portfolio risk as well as offset the cost of such hedging techniques. The Board further remarked that the risk management for each Fund was inherent in the investment process due to the rules -based strategy. The Board observed that Swan’s compliance team monitored each Swan Fund regularly using checklists and risk matrices, and formally reviewed all trading vendors at least annually. The Board remarked that Swan selects brokers based on best execution standards, including cost, speed, options trading capability and technology enablement. The Board concluded that Swan had a culture of continuous improvement and growth and had demonstrated over the years that it could manage the Swan Funds effectively. The Board stated its expectation that Swan would continue to offer high quality services to each Swan Fund and its respective shareholders.

Performance.

Swan DR—The Board noted that Swan DR had underperformed its benchmark, Morningstar category and peer group for the 1-year, 3-year, 5-year and since- inception periods, but had overall positive returns for the 3-year, 5-year and since-inception periods. The Board remarked that Swan DR’s 1- year underperformance was attributed both first and fourth quarter market volatility. The Board remarked that during the volatile fourth quarter of 2018, Swan DR outperformed relative to the overall market due to the protective hedges it had in place, even though those hedges did not fully mitigate downside risk. The Board recalled that the defined risk strategy attempted to capture only 50% of the market upside, but the ability to capture the upside could be impacted by market whipsaws that made hedges less effective. The Board considered that the defined risk strategy was not designed to outperform its benchmark, and Swan DR’s performance was not unexpected considering the market conditions. The Board acknowledged Swan’s disagreement with Swan DR’s Morningstar category and Broadridge-selected peer group, but noted that

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2019

the Fund generally fared well with respect to standard deviation because of its defined risk strategy. The Board discussed that Swan consistently executed its defined risk strategy, however, 2018 was not a good environment for the Fund’s strategy. Although past performance is not predictive of future returns, the Board concluded that Swan was expected to continue to provide reasonable results for Swan DR and its shareholders.

Swan EM—The Board observed that Swan EM outperformed its benchmark in the 1 year period, and outperformed its Broadridge-selected peer group and Morningstar category in the 3-year period. The Board further observed that Swan EM underperformed its peer group and Morningstar category in the 1-year and since-inception periods, and its benchmark in the 3- year and since inception periods. The Board noted that Swan EM utilized the defined risk strategy and invested primarily in ETFs that invested in emerging markets. The Board discussed Swan EM’s performance, noting that the selloff of emerging market securities started in early 2018 due to the trade wars and slowdown in the Chinese economy. The Board acknowledged that with Swan EM’s hedge protections in place, even though absolute returns for the 1-year period were negative, the Fund was able to outperform the MSCI Emerging Markets index and reduce its overall losses. The Board agreed that Swan continued to manage Swan EM in accordance with its defined risk strategy. Although past performance is not predictive of future returns, the Board concluded that Swan was expected to continue to provide reasonable results for Swan EM and its shareholders.

Swan FD—The Board noted that Swan FD had outperformed its benchmark for the 1-year period. The Board discussed that the defined risk strategy performed as expected, noting that the protective hedges prevented the Fund from experiencing the full downside of the foreign developed markets. The Board remarked that Swan FD underperformed its Morningstar category and Broadridge-selected peer group for all periods, acknowledging that Swan believed the peer group and Morningstar category were not meaningful comparisons. Although past performance is not predictive of future returns, the Board concluded that Swan was expected to continue to provide reasonable results for Swan FD and its shareholders.

Swan US—The Board observed that Swan US outperformed its Broadridge-selected peer group and Morningstar category for all periods presented, but under performed its benchmark, the Russell 2000 Total Return Index, for the same. The Board remarked that Swan US posted respectable returns for the 1-year period given the volatility of the markets during 2018. The Board further remarked that for most of the year, Swan US trailed its benchmark, however, in the fourth quarter, the hedge performed well leaving Swan US ahead of its benchmark at year- end. The Board acknowledged the four-star Morningstar rating for Swan US. The Board noted that the defined risk strategy performed as expected. Although past performance is not predictive of future returns, the Board concluded that Swan was expected to continue to provide reasonable results for Swan US and its shareholders.

Fees and Expenses.

Swan DR—The Board noted that Swan DR’s 1.00% advisory fee was equivalent to the peer group median and higher than the peer group average, Morningstar category average, and median of 0.82%, 0.87% and 0.85%, respectively. The Board further noted that Swan DR’s expense ratio of 1.27% was higher than the peer group and Morningstar category averages and medians, however, the net expense ratio was in line with the peer group median and well below the high of 2.81%. The Board remarked that with respect to size alone, the peer group and Morningstar categories appeared to be reasonable for purposes of fee and expense comparison and that Swan DR’s fees and expenses were generally within range of its peers. They considered the average fees of the peer group provided by Swan. Given these considerations the Board concluded that the advisory fee for Swan DR was not unreasonable.

Swan EM—The Board noted that Swan EM’s advisory fee was 1.00%, while the peer group average, peer group median, Morningstar category average and Morningstar category median ranged between 0.85% and 0.90%. The Board discussed that Swan EM’s advisory fee was slightly higher than its peers but below the high of 1.75%. The Board stated that the net expense ratio for Swan EM was 2.03%, which was higher than its peer and category averages and medians that were between 1.01% and 1.35%.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2019

The Board reviewed Swan’s justification for its fees and expenses noting that 0.63% of the total expense ratio was attributed to acquired fund fees and expenses, and the defined risk strategy required active management as opposed to the passive management strategies of many of the peer funds. They considered the average fees of the peer group provided by Swan. Given these considerations, the Board concluded that the advisory fee for Swan EM was not unreasonable.

Swan FD—The Board noted that Swan FD’s 1.00% advisory fee and 1.91% net expense ratio were higher than the corresponding peer group and Morningstar category averages and medians. The Board discussed that Swan justified its fees and expenses because of its active approach to managing Swan FD, and the 0.30% acquired fund fees and expenses made up a significant portion of the total expense ratio. They considered the average fees of the peer group provided by Swan. Given these considerations, the Board concluded that the advisory fee for Swan FD was not unreasonable.

Swan US—The Board noted that Swan US’s 1.00% advisory fee and 1.74% net expense ratio were higher than the corresponding peer group and Morningstar category averages and medians. The Board remarked that both the advisory fee and net expense ratios were below the category highs of 1.75% and 2.81% for fees and net expenses, respectively. The Board discussed that Swan justified its fees and expenses by pointing to its actively managed defined risk strategy. They considered the average fees of the peer group provided by Swan. The Board concluded that given these and other considerations, the advisory fee for Swan US was not unreasonable.

Economies of Scale. The Board discussed the size of each Swan Fund and its prospects for growth and noted Swan’s position that it had not achieved meaningful economies across all of the Swan Funds that would necessitate the establishment of breakpoints. They considered the disparate size of the Funds, and the impact of expense caps where applicable. The Board noted that Swan had considered and discussed potential breakpoints internally, acknowledging that Swan’s planned expansion of its staffing in the areas of legal, compliance, information technology and advisory support would alter the cost structure of the services provided to the Swan Funds’ as well as Swan’s profitability. The Board agreed to monitor and revisit this issue at the appropriate time, including once Swan was able to better forecast its operational costs following the addition of qualified staff.

Profitability. The Board reviewed Swan’s profitability analysis in connection with its advisory services provided to each Swan Fund, and noted that Swan earned a profit from each Swan Fund. They considered the benefit to Swan of the soft dollar arrangements. The Board discussed that Swan had communicated its intention to expand and invest in additional operations, compliance, legal and advisory staff, which would undercut Swan’s profitability in the current term. They also considered the variability of Fund assets over time. The Board concluded that Swan’s profitability was not excessive.

Conclusion. Having requested and reviewed such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory fee and sub-advisory fee for each Swan Fund was not unreasonable and that renewal of the Agreements was in the best interests of each Swan Fund and its respective shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2019

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17645 Wright Street, Suite 200, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2004).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Wasatch Funds Trust, (since 1986); University of Utah Research Foundation (April 2000 to May 2018).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014).	5	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of June 30, 2019, the Trust was comprised of 36 active portfolios managed by 15 unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/19-NLFT III-v1

SWAN FUNDS
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2019

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Richard Malinowski 80 Arkay Drive, Hauppauge, NY 11788 1983	President	Since August 2017, indefinite	Senior Vice President (since 2017), Vice President and Counsel (2015-2016) and Assistant Vice President (2012–2015), Gemini Fund Services, LLC.
Brian Curley 80 Arkay Drive, Hauppauge, NY 11788 1970	Treasurer	Since February 2013, indefinite	Vice President, Gemini Fund Services, LLC (since 2015), Assistant Vice President, Gemini Fund Services, LLC (2012-2014).
Eric Kane 80 Arkay Drive, Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Vice President and Counsel, Gemini Fund Services, LLC (since 2017), Assistant Vice President, Gemini Fund Services, LLC (2014-2017), Staff Attorney, Gemini Fund Services, LLC (2013-2014).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

6/30/19-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes– information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes– information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡       sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
1099 Main Ave. Suite 206
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
41 Shell Castle
Humacao, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees                                                                                 2017      2018      2019

Swan Defined Risk Fund                                             $14,000 $14,775 $15,220

Swan Defined Risk Emerging Markets Fund             $13,500 $14,775 $15,220

Swan Defined Risk Foreign Developed Fund           $13,200  $14,775 $15,220

Swan Defined Risk U.S Small Cap Fund                    $13,200  $14,775 $15,220

Swan Defined Risk Growth Fund                                 N/A        N/A      $15,220

(b) Audit-Related Fees                                                                 2017     2018      2019

Swan Defined Risk Fund                                              None     None     None

Swan Defined Risk Emerging Markets Fund             None     None     None

Swan Defined Risk Foreign Developed Fund           None     None     None

Swan Defined Risk U.S Small Cap Fund                    None     None     None

Swan Defined Risk Growth Fund                                N/A       N/A       None

(c) Tax Fees                                                                                    2017     2018     2019

Swan Defined Risk Fund                                              $2,200  $3,100   $3,170

Swan Defined Risk Emerging Markets Fund             $2,200  $3,100    $3,170

Swan Defined Risk Foreign Developed Fund           $2,200  $3,100    $3,170

Swan Defined Risk U.S Small Cap Fund                   $2,200  $3,100    $3,170

Swan Defined Risk Growth Fund                                N/A       N/A     $3,170

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d) All Other Fees                                                                        2017     2018     2019

Swan Defined Risk Fund                                             None      None     None

Swan Defined Risk Emerging Markets Fund            None     None      None

Swan Defined Risk Foreign Developed Fund          None      None     None

Swan Defined Risk U.S Small Cap Fund                   None      None     None

Swan Defined Risk Growth Fund                                N/A      N/A       None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund                                                          2017   2018   2019

Audit-Related Fees:                                                               0.00% 0.00% 0.00%

Tax Fees:                                                                                  0.00% 0.00% 0.00%

All Other Fees:                                                                        0.00% 0.00% 0.00%

Swan Defined Risk Emerging Markets Fund         2017   2018   2019

Audit-Related Fees:                                                                0.00% 0.00% 0.00%

Tax Fees:                                                                                   0.00% 0.00% 0.00%

All Other Fees:                                                                         0.00% 0.00% 0.00%

Swan Defined Risk Foreign Developed Fund       2017   2018   2019

Audit-Related Fees:                                                                 0.00% 0.00% 0.00%

Tax Fees:                                                                                   0.00% 0.00% 0.00%

All Other Fees:                                                                         0.00% 0.00% 0.00%

Swan Defined Risk U.S. Small Cap Fund               2017   2018   2019

Audit-Related Fees:                                                               0.00% 0.00% 0.00%

Tax Fees:                                                                                  0.00% 0.00% 0.00%

All Other Fees:                                                                        0.00% 0.00% 0.00%

Swan Defined Risk Growth Fund                           2017   2018   2019

Audit-Related Fees:                                                                 N/A  N/A   0.00%

Tax Fees:                                                                                    N/A  N/A   0.00%

All Other Fees:                                                                          N/A  N/A   0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                                                                                        2017  2018   2019

Swan Defined Risk Fund                                         $2,220 $3,100 $3,170

Swan Defined Risk Emerging Markets Fund         $2,220 $3,100 $3,170

Swan Defined Risk Foreign Developed Fund        $2,220 $3,100 $3,170

Swan Defined Risk U.S. Small Cap Fund               $2,220 $3,100  $3,170

Swan Defined Risk Growth Fund                             N/A      N/A   $3,170

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 9/5/19

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/5/19